                                                      Registration No. 333-43639

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                         POST-EFFECTIVE AMENDMENT NO. 2
                                   TO FORM S-6


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                          ----------------------------


                        NATIONWIDE VL SEPARATE ACCOUNT-C
                              (EXACT NAME OF TRUST)


                          ----------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                                 DENNIS W. CLICK
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                          ----------------------------


================================================================================

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus.

It is proposed that this filing will become effective (check appropriate box).


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on September 27, 1999 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Corporate Flexible Premium Variable Universal Life Insurance Policies

Approximate date of proposed offering: Continuously on and after May 1, 1999

[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.


================================================================================




                                     1 of 107

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                        CAPTION IN PROSPECTUS

 1.................................Nationwide Life and Annuity Insurance
                                   Company
                                   The Variable Account
 2.................................Nationwide Life and Annuity Insurance
                                   Company
 3.................................Custodian of Assets
 4.................................Distribution of The Policies
 5.................................The Variable Account
 6.................................Not Applicable
 7.................................Not Applicable
 8.................................Not Applicable
 9.................................Legal Proceedings
10.................................Information About The Policies; How The
                                   Cash Value Varies; Right to Exchange for a
                                   Fixed Benefit Policy; Reinstatement; Other
                                   Policy Provisions
11                                 Investments of The Variable Account
12.................................The Variable Account
13.................................Policy Charges
                                   Reinstatement
14.................................Underwriting and Issuance -
                                   Premium Payments
                                   Minimum Requirements for
                                   Issuance of a Policy
15.................................Investments of the Variable
                                   Account; Premium Payments
16.................................Underwriting and Issuance -
                                   Allocation of Cash Value
17.................................Surrendering The Policy for Cash
18.................................Reinvestment
19.................................Not Applicable
20.................................Not Applicable
21.................................Policy Loans
22.................................Not Applicable
23.................................Not Applicable
24.................................Not Applicable
25.................................Nationwide Life and Annuity
                                   Insurance Company
26.................................Not Applicable
27.................................Nationwide Life and Annuity
                                   Insurance Company
28.................................Company Management
29.................................Company Management



                                    2 of 107

N-8B-2 ITEM........................CAPTION IN PROSPECTUS

30.................................Not Applicable
31.................................Not Applicable
32.................................Not Applicable
33.................................Not Applicable
34.................................Not Applicable
35.................................Nationwide Life and Annuity
                                   Insurance Company
36.................................Not Applicable
37.................................Not Applicable
38.................................Distribution of The Policies
39.................................Distribution of The Policies
40.................................Not Applicable
41(a)..............................Distribution of The Policies
42.................................Not Applicable
43.................................Not Applicable
44.................................How The Cash Value Varies
45.................................Not Applicable
46.................................How The Cash Value Varies
47.................................Not Applicable
48.................................Custodian of Assets
49.................................Not Applicable
50.................................Not Applicable
51.................................Summary of The Policies;
                                   Information About The Policies
52.................................Substitution of Securities
53.................................Taxation of The Company
54.................................Not Applicable
55.................................Not Applicable
56.................................Not Applicable
57.................................Not Applicable
58.................................Not Applicable
59.................................Financial Statements





                                    3 of 107

                     SUPPLEMENT DATED SEPTEMBER 27, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

               CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT - C

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE JULY 6, 1999, ALL REFERENCES TO WARBURG PINCUS ASSET MANAGEMENT, INC. IN YOUR PROSPECTUS CHANGED TO:

                       Credit Suisse Asset Management, LLC

2. ALL REFERENCES TO NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE SELECT ADVISERS MID CAP FUND IN YOUR PROSPECTUS ARE CHANGED TO:

        Nationwide Separate Account Trust - Nationwide Mid Cap Index Fund

     AND THE SUBADVISER FOR THIS UNDERLYING MUTUAL FUND IS CHANGED TO:

                             The Dreyfus Corporation

3. THE FOLLOWING UNDERLYING MUTUAL FUNDS WILL NOT BE AVAILABLE AS INVESTMENT OPTIONS FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

              Warburg Pincus Trust - International Equity Portfolio Warburg Pincus Trust - Post-Venture Capital Portfolio

     CURRENT POLICIES ARE NOT AFFECTED BY THIS CHANGE.

4. PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUND AS AN INVESTMENT OPTION FOR ALL CONTRACTS:

            Dreyfus Investment Portfolios - European Equity Portfolio

5. THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGES 7 THROUGH 9 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
         (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------------------
                                                                                                    Total Underlying
                                                 Management             Other        12b-1        Mutual Fund Expenses
                                                    Fees              Expenses       Fees
----------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity     1.00%               0.50%        0.00%                 1.50%
Portfolio
----------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund                  0.15%               0.50%        0.00%                 0.65%
----------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

   ----------------------------------------------------------------------------------------------------------------------
                                                                                                       Total Underlying
                                                           Management       Other          12b-1         Mutual Fund
                                                              Fees         Expenses        Fees           Expenses
   ----------------------------------------------------------------------------------------------------------------------
   Dreyfus Investment Portfolios - European Equity            1.00%         2.67%          0.00%           3.67%
   Portfolio
   ----------------------------------------------------------------------------------------------------------------------
   NSAT Nationwide Mid Cap Index Fund                         0.50%         0.50%          0.00%           1.00%
   ----------------------------------------------------------------------------------------------------------------------

6. EFFECTIVE SEPTEMBER 1, 1999 "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" LOCATED ON PAGES 43 THROUGH 52 OF YOUR PROSPECTUS IS AMENDED AS
     FOLLOWS:

     NATIONWIDE SEPARATE ACCOUNT TRUST
     Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services ("NAS") were transferred to Villanova Mutual Fund Capital Trust ("VMF"), an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The portfolio managers and subadvisers for each of the Funds continue to manage the Funds after the transfer to VMF.

7. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" LOCATED ON PAGES 43 THROUGH 52 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     DREYFUS INVESTMENT PORTFOLIOS
     Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

         EUROPEAN EQUITY PORTFOLIO
         Investment Objective: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

     NATIONWIDE SEPARATE ACCOUNT TRUST
       SUBADVISED NATIONWIDE FUNDS

         NATIONWIDE MID CAP INDEX FUND (FORMERLY NATIONWIDE SELECT ADVISERS MID CAP FUND) Subadviser: The Dreyfus Corporation Investment Objective:
         Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

      Corporate Flexible Premium Variable Universal Life Insurance Policies
             Issued by Nationwide Life and Annuity Insurance Company
                  through its Nationwide VL Separate Account-C

                   The date of this prospectus is May 1, 1999

--------------------------------------------------------------------------------


This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference

The following underlying mutual funds are available under the policies:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
   -   American Century VP Income & Growth
   -   American Century VP International
   -   American Century VP Value

DREYFUS
   -   The Dreyfus Socially Responsible Growth Fund, Inc.
   -   Dreyfus Stock Index Fund
   -   Dreyfus Variable Investment Fund - Capital Appreciation Portfolio

FEDERATED INSURANCE SERIES
   -   Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   -   VIP Equity-Income Portfolio: Service Class
   -   VIP Growth Portfolio: Service Class
   -   VIP High Income Portfolio: Service Class*
   -   VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   -   VIP II Contrafund Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
   -   VIP III Growth Opportunities Portfolio: Service Class

MORGAN STANLEY
   - Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio
   - Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
   -   Capital Appreciation Fund
   -   Total Return Fund
   -   Government Bond Fund
   -   Money Market Fund
   - Nationwide Balanced Fund* (subadviser: Salomon Brothers Asset Management, Inc.)
   -   Nationwide Equity Income Fund (subadviser: Federated Investment
       Counseling)
   - Nationwide Global Equities Fund (subadviser: J.P. Morgan Investment Management Inc.)
   - Nationwide High Income Bond Fund* (subadviser: Federated Investment Counseling)
   - Nationwide Multi Sector Bond Fund* (subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited)
   - Nationwide Select Advisers Mid Cap Fund (subadvisers: First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates)
   - Nationwide Select Advisers Small Cap Growth Fund (subadviser: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.)
   -   Nationwide Small Cap Value Fund (subadviser: The Dreyfus Corporation)
   - Nationwide Small Company Fund (subadviser: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.)
   -   Nationwide Strategic Growth Fund (subadviser: Strong Capital Management
       Inc.)

   - Nationwide Strategic Value Fund (subadviser: Strong Capital Management Inc./Schafer Capital Management Inc.)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   -   AMT Guardian Portfolio*
   -   AMT Mid-Cap Growth Portfolio
   -   AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   - Oppenheimer Aggressive Growth Fund/VA (formerly "Oppenheimer Capital Appreciation Fund")
   -   Oppenheimer Capital Appreciation Fund/VA (formerly "Oppenheimer Growth
       Fund")
   - Oppenheimer Main Street Growth & Income Fund/VA (formerly "Oppenheimer Growth & Income Fund")

VAN ECK WORLDWIDE INSURANCE TRUST
   -   Worldwide Emerging Markets Fund
   -   Worldwide Hard Assets Fund

WARBURG PINCUS TRUST
   -   Growth & Income Portfolio
   -   International Equity Portfolio
   -   Post-Venture Capital Portfolio
*Invest in lower quality debt securities commonly referred to as junk bonds.

To obtain copies of any underlying mutual fund prospectus, please call:
                  1-800-547-7548
           TDD    1-800-238-3035

or write:
     NATIONWIDE LIFE AND ANNUITY
     INSURANCE COMPANY
     P.O. BOX 182150
     COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:

                                  www.sec.gov

Information about this and other Best of America Products can be found on the world-wide web at:

                              www.bestofamerica.com

This policy is NOT:
   -   a bank deposit;
   -   endorsed by a bank or government agency;
   -   federally insured; or
   -   available in every state.

The life insurance policies offered by this prospectus are corporate flexible premium variable universal life insurance policies. They are designed for use by corporations and employers, to provide flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VL Separate Account -C (the "variable account") or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide Life and Annuity Insurance Company ("Nationwide") guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under guaranteed mortality and current expense charges with an annual effective interest rate of 4%.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

NATIONWIDE - Nationwide Life and Annuity Insurance Company.

NET AMOUNT AT RISK- Net amount at risk is the death benefit minus the cash value. On a monthly anniversary day, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge.

NET PREMIUMS- Net premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

TARGET PREMIUM- The level annual premium at which the sales load is reduced on a current basis.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VL Separate Account -C, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS




GLOSSARY OF SPECIAL TERMS...............................4

SUMMARY OF POLICY EXPENSES..............................7

UNDERLYING MUTUAL FUND ANNUAL EXPENSES..................7

SYNOPSIS OF THE POLICIES...............................10

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY..........10

NATIONWIDE ADVISORY SERVICES, INC......................10

INVESTING IN THE POLICY................................10
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES.........................13
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES.........................................13
     Sales Load
     Premium Expense Charge
     Monthly Cost of Insurance
     Monthly Administrative Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH.......................15
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE................................17

POLICY PROVISIONS......................................17
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY................................18
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE........................................20

POLICY LOANS...........................................20
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT.............................................22

POLICY OWNER SERVICES..................................22
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION..............................22
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Error in Age
     Suicide
     Maturity Proceeds

RIGHT OF CONVERSION....................................25

GRACE PERIOD...........................................26
     Reinstatement

TAX MATTERS............................................26
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS...................................29

YEAR 2000 COMPLIANCE ISSUES............................30

STATE REGULATION.......................................30

REPORTS TO POLICY OWNERS...............................31

ADVERTISING............................................31

LEGAL PROCEEDINGS......................................31

EXPERTS................................................32

REGISTRATION STATEMENT.................................32

LEGAL OPINIONS.........................................32

DISTRIBUTION OF THE POLICIES...........................32

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE........................................35

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.....43

APPENDIX B: ILLUSTRATIONS OF CASH VALUES,
     CASH SURRENDER VALUES, AND DEATH BENEFITS.........53

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, providing life insurance protection and assuming the mortality and expense risks.

Nationwide deducts a sales load and a premium expense charge from premium payments. The sales load is guaranteed never to exceed 5.5% of each premium payment during the first 7 policy years and 2% thereafter. On a current basis, the sales load is 3.0% of premium payment plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% on all premiums thereafter (see "Sales Load").

The premium expense charge is approximately 3.5% of premiums for all states (see "Premium Expense Charge").



Nationwide deducts the following charges from the cash value of the policy:

  -   monthly cost of insurance
  -   monthly cost of any additional benefits provided by riders to the policy
  -   administrative expense charge(1)
  -   mortality and expense risk charge(2).

(1)Currently, the administrative expense charge is $5 per month. It is guaranteed not to exceed $10 per month.

(2)The mortality and expense risk charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the variable account. On a current basis, the annual effective rate will be 0.40% in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter.

Nationwide does not deduct a surrender charge from the polices.

For more information about any policy charge, see "Policy Charges" in this prospectus.



                                       UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                (as a percentage of underlying mutual fund net assets, after expense reimbursement)

              -----------------------------------------------------------------------------------------------------------------
                                                                Management       Other                     Total Underlying
                                                                   Fees        Expenses     12b-1 Fees   Mutual Fund Expenses
              -----------------------------------------------------------------------------------------------------------------
              American Century Variable Portfolios, Inc. -         0.70%         0.00%         0.00%             0.70%
              American Century VP Income & Growth
              -----------------------------------------------------------------------------------------------------------------
              American Century Variable Portfolios, Inc. -         1.47%         0.00%         0.00%             1.47%
              American Century VP International
              -----------------------------------------------------------------------------------------------------------------
              American Century Variable Portfolios, Inc. -         1.00%         0.00%         0.00%             1.00%
              American Century VP Value
              -----------------------------------------------------------------------------------------------------------------
              The Dreyfus Socially Responsible Growth Fund,        0.75%         0.05%         0.00%             0.80%
              Inc.
              -----------------------------------------------------------------------------------------------------------------
              Dreyfus Stock Index Fund, Inc.                       0.25%         0.01%         0.00%             0.26%
              -----------------------------------------------------------------------------------------------------------------
              Dreyfus Variable Investment Fund - Capital           0.75%         0.05%         0.00%             0.80%
              Appreciation Portfolio
              -----------------------------------------------------------------------------------------------------------------
              Federated Insurance Series - Federated Quality       0.23%         0.47%         0.00%             0.70%
              Bond Fund II
              -----------------------------------------------------------------------------------------------------------------
              Fidelity VIP Equity-Income Portfolio:  Service       0.49%         0.08%         0.10%             0.67%
              Class
              -----------------------------------------------------------------------------------------------------------------
              Fidelity VIP Growth Portfolio:  Service Class        0.59%         0.06%         0.10%             0.75%
              -----------------------------------------------------------------------------------------------------------------
              Fidelity VIP High Income Portfolio:  Service         0.58%         0.14%         0.10%             0.82%
              Class
              -----------------------------------------------------------------------------------------------------------------
              Fidelity VIP Overseas Portfolio:  Service Class      0.74%         0.13%         0.10%             0.97%
              -----------------------------------------------------------------------------------------------------------------
              Fidelity VIP II Contrafund Portfolio:  Service       0.59%         0.06%         0.10%             0.75%
              Class
              -----------------------------------------------------------------------------------------------------------------

              -----------------------------------------------------------------------------------------------------------------
                                                                Management       Other                     Total Underlying
                                                                   Fees        Expenses     12b-1 Fees   Mutual Fund Expenses
              -----------------------------------------------------------------------------------------------------------------
              Fidelity VIP III Growth Opportunities                0.59%         0.10%         0.10%             0.79%
              Portfolio:  Service Class
              -----------------------------------------------------------------------------------------------------------------
              Morgan Stanley Dean Witter Universal Funds,          0.27%         1.25%         0.00%             1.52%
              Inc. - Emerging Markets Debt Portfolio
              -----------------------------------------------------------------------------------------------------------------
              NSAT Capital Appreciation Fund                       0.60%         0.07%         0.00%             0.67%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Government Bond Fund                            0.50%         0.07%         0.00%             0.57%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Money Market Fund                               0.40%         0.06%         0.00%             0.46%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Total Return Fund                               0.59%         0.06%         0.00%             0.65%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Balanced Fund                        0.75%         0.15%         0.00%             0.90%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Equity Income Fund                   0.80%         0.15%         0.00%             0.95%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Global Equity Fund                   1.00%         0.20%         0.00%             1.20%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide High Income Bond Fund                0.80%         0.15%         0.00%             0.95%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Multi-Sector Bond Fund               0.75%         0.15%         0.00%             0.90%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Select Advisers Mid Cap Fund         1.05%         0.15%         0.00%             1.20%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Select Advisers Small Cap            1.10%         0.20%         0.00%             1.30%
              Growth Fund
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Small Cap Value Fund                 0.90%         0.15%         0.00%             1.05%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Small Company Fund                   1.00%         0.07%         0.00%             1.07%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Strategic Growth Fund                0.90%         0.10%         0.00%             1.00%
              -----------------------------------------------------------------------------------------------------------------
              NSAT Nationwide Strategic Value Fund                 0.90%         0.10%         0.00%             1.00%
              -----------------------------------------------------------------------------------------------------------------
              Neuberger Berman AMT - Guardian Portfolio            0.85%         0.15%         0.00%             1.00%
              -----------------------------------------------------------------------------------------------------------------
              Neuberger Berman AMT - Mid-Cap Growth Portfolio      0.85%         0.15%         0.00%             1.00%
              -----------------------------------------------------------------------------------------------------------------
              Neuberger Berman AMT - Partners Portfolio            0.78%         0.06%         0.00%             0.84%
              -----------------------------------------------------------------------------------------------------------------
              Oppenheimer Variable Account Funds -                 0.69%         0.02%         0.00%             0.71%
              Oppenheimer Aggressive Growth Fund/VA
              -----------------------------------------------------------------------------------------------------------------
              Oppenheimer Variable Account Funds -                 0.72%         0.03%         0.00%             0.75%
              Oppenheimer Capital Appreciation Fund/VA
              -----------------------------------------------------------------------------------------------------------------
              Oppenheimer Variable Account Funds -                 0.74%         0.05%         0.00%             0.79%
              Oppenheimer Main Street Growth & Income Fund/VA
              -----------------------------------------------------------------------------------------------------------------
              Van Eck Worldwide Insurance Trust - Worldwide        1.00%         0.50%         0.00%             1.50%
              Emerging Markets Fund
              -----------------------------------------------------------------------------------------------------------------
              Van Eck Worldwide Insurance Trust - Worldwide        1.00%         0.16%         0.00%             1.16%
              Hard Assets Fund
              -----------------------------------------------------------------------------------------------------------------
              Van Kampen Life Investment Trust - Morgan            1.20%         0.00%         0.00%             1.20%
              Stanley Real Estate Securities Portfolio
              -----------------------------------------------------------------------------------------------------------------
              Warburg Pincus Trust - Growth & Income Portfolio     0.51%         0.49%         0.00%             1.00%
              -----------------------------------------------------------------------------------------------------------------
              Warburg Pincus Trust - International Equity          1.00%         0.33%         0.00%             1.33%
              Portfolio
              -----------------------------------------------------------------------------------------------------------------
              Warburg Pincus Trust - Post-Venture Capital          1.08%         0.32%         0.00%             1.40%
              Portfolio
              -----------------------------------------------------------------------------------------------------------------

The Federated Insurance Series - Federated Quality Bond Fund II has a voluntary expense cap of 0.70%.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

-------------------------------------------------- ------------- ------------- -------------- ----------------------
                                                    Management      Other                       Total Underlying
                                                       Fees        Expenses     12b-1 Fees    Mutual Fund Expenses
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Fidelity VIP Equity-Income Portfolio: Service         0.49%         0.09%          0.10%              0.68%
Class
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Fidelity VIP Growth Portfolio: Service Class          0.59%         0.11%          0.10%              0.80%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Fidelity VIP Overseas Portfolio: Service Class        0.74%         0.17%          0.10%              1.01%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Fidelity VIP II Contrafund Portfolio: Service         0.59%         0.11%          0.10%              0.80%
Class
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Fidelity VIP III Growth Opportunities Portfolio:      0.59%         0.11%          0.10%              0.80%
Service Class
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Morgan Stanley Dean Witter Universal Funds, Inc.      0.80%         1.25%          0.00%              2.05%
- Emerging Markets Debt Portfolio
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Balanced Fund                         0.75%         0.21%          0.00%              0.96%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Equity Income Fund                    0.80%         0.35%          0.00%              1.15%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Global Equity Fund                    1.00%         0.46%          0.00%              1.46%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide High Income Bond Fund                 0.80%         0.32%          0.00%              1.12%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Multi-Sector Bond Fund                0.75%         0.21%          0.00%              0.96%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Select Advisers Mid Cap Fund          1.05%         0.49%          0.00%              1.54%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Select Advisers Small Cap Growth      1.10%         0.58%          0.00%              1.68%
Fund
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Small Cap Value Fund                  0.90%         0.43%          0.00%              1.33%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Strategic Growth Fund                 0.90%         0.65%          0.00%              1.55%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
NSAT Nationwide Strategic Value Fund                  0.90%         0.33%          0.00%              1.23%
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.61%          0.00%              1.61%
Emerging Markets Fund
-------------------------------------------------- ------------- ------------- -------------- ----------------------
Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.20%          0.00%              1.20%
Hard Assets Fund
-------------------------------------------------- ------------- ------------- -------------- ----------------------

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to three times the initial minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least $50.

Additional premium payments may be made at any time while the policy is in force (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state).

Riders currently include:
   -  Additional Protection Rider; and
   -  Change of Insured Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in February 1981. It is a member of the Nationwide group with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE ADVISORY SERVICES, INC.

The policies are distributed by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VL Separate Account-C is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on July 22,1997, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and in general are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy owner may elect to transfer all sub-account cash value to the fixed account. No transfer charges will be assessed. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the transfer.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

1) shares of a current underlying mutual fund option are no longer available for investment; or

2)   further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. Premium payments will be allocated to the fixed account by election of the policy owner.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than an annual effective rate of 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of an annual effective rate of 3.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

The fixed account is not available for policies issued in the State of Texas.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR POLICY ISSUANCE

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

     -    the insured must be 80 or younger;

     - Nationwide may require satisfactory evidence of insurability (including a medical exam);

     - a minimum specified amount of $50,000 ($100,000 in Pennsylvania and New Jersey).

PREMIUM PAYMENTS

Each premium payment must be at least $50. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

     - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk.

     - Premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

     - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums payments will not be priced, when the New York Stock Exchange is closed or on the following nationally recognized holidays:

 -  New Year's Day                 -  Independence Day
 -  Martin Luther King, Jr. Day    -  Labor Day
 -  Presidents' Day                -  Thanksgiving
 -  Good Friday                    -  Christmas
 -  Memorial Day

Nationwide also will not price premium payments if:

    (1) trading on the New York Stock Exchange is restricted;

    (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

    (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, policy value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. It is guaranteed never to exceed 5.5% of each premium payment during the first 7 policy years and 2% thereafter. Currently, the sales load is 3% of the premium payment plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% of all premiums thereafter. The target premium is a premium level based upon a percentage of the guideline level premium. It is the level annual premium amount at which the sales load is reduced on a current basis. The target premium amount is located on the policy data page.

PREMIUM EXPENSE CHARGE

Nationwide deducts a premium expense charge equal to 3.50% from all premium payments. This charge reimburses Nationwide for administrative expenses on an aggregate basis, including premium taxes imposed by various state and local jurisdictions and for federal taxes imposed under Section 848 of the Internal Revenue Code. Generally, these tax expenses consist of two components:

   (1) a state premium tax rate of 2.25%; and

   (2) a federal tax rate of 1.25%.

Nationwide expects to pay an average state premium tax rate of approximately 2.25% of premiums for all states. State tax rates can range from 0% to 4%. This charge may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

The 1.25% federal tax component is designed to reimburse Nationwide for expenses incurred from federal taxes imposed under Section 848 of the Internal Revenue Code.

Nationwide does not expect to make a profit from these charges.

MONTHLY COST OF INSURANCE

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If death benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will be unisex and will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Male Mortality Table, Age Last Birthday, aggregate as to tobacco status (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the 1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non-medical," guaranteed issue, or simplified issue basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non-medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately from the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual administrative expenses related to maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $5 per month in all policy years. On a guaranteed basis, this charge is $10 per month in all policy years.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges.

The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a monthly basis. Mortality and expense risk deductions may vary from policy to policy because they are charged proportionally to the cash value in each sub-account. The mortality and expense risk charge compensates Nationwide for assuming risks associated with mortality and administrative costs. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the variable account. On a current basis this rate will be 0.40% during policy years 1-4, 0.25% during policy years 5-20, and 0.10% thereafter. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

To the extent that future levels of mortality and expenses are less than or equal to those expected, Nationwide may realize a profit from this charge. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges), where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide, (including employees of Nationwide and their families). Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

    -   the number of insureds;

    -   the total premium expected to be paid;

    -   total assets under management for the policy owner;

    -   the nature of the relationship among individual insureds;

    -   the purpose for which the policies are being purchased;

    -   the expected persistency of individual policies; and

    - any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

CASH SURRENDER VALUE

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, plus 3.5%, 5.5%, or 4.0% of the current premium if that date occurs during policy years one, two or three, respectively.

PARTIAL SURRENDERS

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

    1)  the minimum partial surrender is $500;

    2) partial surrenders may not reduce the specified amount to less than $50,000;

    3) after the partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction, if higher; and

    4) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Further, the specified amount will be reduced by the amount necessary to prevent any increase to the net amount at risk, unless the partial surrender is treated as a preferred partial surrender.

Preferred Partial Surrenders

A partial surrender is considered a preferred partial surrender if the following conditions are met:

    (1) the surrender occurs before the 15th policy anniversary; and

    (2) the surrender amount plus the amount of any previous preferred policy surrenders in that same policy year does not exceed 10% of the cash surrender value as of the beginning of the policy year.

Reduction of the Specified Amount

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced, (except in the case of a preferred partial surrender). The reduction to the specified amount will be made in the following order:

    (1) against the most recent increase in the specified amount;

    (2) against the next most recent increases in the specified amount in succession; and

    (3) against the specified amount under the original application.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor. In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

    (1) the value each year of the life insurance protection provided;

    (2) an amount equal to any employer-paid premiums; or

    (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date, plus any net premium applied since the previous valuation date, minus any partial surrenders, plus or minus any investment results, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured, names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

The policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

    1.  the request must be applied for in writing;

    2.  satisfactory evidence of insurability must be provided;

    3.  the increase must be for a minimum of $10,000;

    4. the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

    5.  age limits are the same as for a new issue.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary day on or next following the date Nationwide receives the request. Any such decrease shall reduce insurance in the following order:

    1.  against insurance provided by the most recent increase;

    2.  against the next most recent increases successively; and

    3.  against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

    1. reduce the specified amount to less than $50,000 ($100,000 in New Jersey and Pennsylvania) or;

    2.  disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to a sub-account on the application are allocated to the NSAT Money Market Fund during the period a policy owner can cancel the policy, unless a specific state requires premiums to be allocated to the fixed account. At the expiration of this period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus.

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value of each sub-account for the immediately preceding valuation period by the net investment factor of the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period. The number of accumulation units will not change as a result of investment experience.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is:

       (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

(c) is a factor representing the daily mortality and expense risk charge deducted from the variable account. Such factor is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the variable account. On a current basis, this annual effective rate will be 0.40% during policy years 1-4, 0.25% during policy years 5-20, and 0.10% thereafter.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. Currently, Nationwide does not maintain a tax reserve with respect to the policies since income with respect to the underlying mutual funds is not taxable to Nationwide or the variable account. Nationwide reserves the right to adjust the calculation of the net investment factor to reflect a tax reserve should such income of other items become taxable to Nationwide. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction for mortality and expense risk charge.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 3%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

The policy owner may transfer amounts between the fixed account and the variable account without penalty or adjustment, subject to the following requirements:

    - Nationwide reserves the right to limit such transfers to one per policy year.

    - Transfers from the fixed account must be made within 45 days after the end of an interest rate guarantee period (the period of time for which the current interest rate is guaranteed by Nationwide).

    - Nationwide reserves the right to restrict the amount transferred from the fixed account to 20% of the portion of the cash value attributable to the fixed account as of the end of the prior policy year. However, if the policy owner elects in writing to Nationwide to transfer all of the cash value attributable to the fixed account, the restriction for five successive policy years shall be 20%, 25%, 33%, 50% and 100%, respectively.

    - Transfers to the fixed account may not be made prior to the first policy anniversary or within 12 months subsequent to a prior transfer.

    - Nationwide reserves the right to restrict the amount transferred to the fixed account to 20% of that portion of the cash value attributable to the variable account as of the close of business of the prior valuation period.

    - Nationwide reserves the right to refuse a transfer to the fixed account if the cash value attributable to the fixed account is greater than or equal to 30% of the cash value.

Transfer Requests

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market- timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

    - submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

    - submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.



RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

    -   10 days after receiving the policy;

    -   45 days after signing the application; or

    -   10 days after Nationwide delivers a Notice of Right to Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. The refunded policy value will reflect the deduction of any policy charges, unless otherwise required by law. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value of the sub-accounts, plus 100% of the cash value in the fixed account, plus 100% of the cash value in the policy loan account. Nationwide will not grant a loan for an amount less than $500 (unless otherwise required by state law). Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

The annual effective loan interest rate is guaranteed not to exceed 3.75%. On a current basis, the loan interest rate is 3.4% in policy years 1-4, 3.25% in policy years 5-20, and 3.10% thereafter.

On a current and guaranteed basis, the cash value in the policy loan account is credited with an annual effective rate of 3% during policy years 2 and thereafter. Nationwide may change the current interest crediting rate on the policy loans at any time at its sole discretion. However, the crediting rate is guaranteed never to be lower than 3% during policy years 1 through 10 and 3.65% during the 11th and subsequent policy years.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which Nationwide considers to be more likely to result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value plus an amount sufficient to continue the policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a premium payment, rather than a loan repayment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Policy owners may participate in this program if their policy value is at least $15,000. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio; NSAT Government Bond Fund; NSAT Nationwide High Income Bond Fund; and the NSAT Money Market Fund.

The minimum monthly transfer is $100. Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount and the death benefit option. At issue, the policy owner also irrevocably elects either of the following tests qualifying the policy as life insurance under Section 7702 of the Internal Revenue Code: (1) guideline premium/cash value corridor test; or
(2) the cash value accumulation test.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of three death benefit options.

OPTION 1: the death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, see the illustrations in Appendix B.

OPTION 2: the death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the applicable percentage of cash value and will vary directly with the investment performance.

OPTION 3: the death benefit is the greater of: the applicable percentage of the cash value as of the date of death; or the sum of the specified amount and the lesser of: (i) the maximum increase amount shown on the policy, or (ii) the amount of all premium payments and interest accrued at the Option 3 interest rate as shown in the policy, accumulated up to the date of death, less any partial surrenders and applicable interest accrued at the Option 3 interest rate as shown in the policy. Once elected, Option 3 is irrevocable.





                                   APPLICABLE PERCENTAGE OF CASH VALUE
                                GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
----------------------------------------------------------------------------------------------------------
    Attained         Percentage         Attained        Percentage         Attained        Percentage
       Age          of Cash Value         Age          of Cash Value         Age          of Cash Value
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
      0-40              250%               60              130%               80              105%
----------------------------------------------------------------------------------------------------------
       41               243%               61              128%               81              105%
----------------------------------------------------------------------------------------------------------
       42               236%               62              126%               82              105%
----------------------------------------------------------------------------------------------------------
       43               229%               63              124%               83              105%
----------------------------------------------------------------------------------------------------------
       44               222%               64              122%               84              105%
----------------------------------------------------------------------------------------------------------

==========================================================================================================
       45               215%               65              120%               85              105%
----------------------------------------------------------------------------------------------------------
       46               209%               66              119%               86              105%
----------------------------------------------------------------------------------------------------------
       47               203%               67              118%               87              105%
----------------------------------------------------------------------------------------------------------
       48               197%               68              117%               88              105%
----------------------------------------------------------------------------------------------------------
       49               191%               69              116%               89              105%
----------------------------------------------------------------------------------------------------------

==========================================================================================================
       50               185%               70              115%               90              105%
----------------------------------------------------------------------------------------------------------
       51               178%               71              113%               91              104%
----------------------------------------------------------------------------------------------------------
       52               171%               72              111%               92              103%
----------------------------------------------------------------------------------------------------------
       53               164%               73              109%               93              102%
----------------------------------------------------------------------------------------------------------
       54               157%               74              107%               94              101%
----------------------------------------------------------------------------------------------------------

===========================================================================================================
       55               150%               75              105%               95              101%
----------------------------------------------------------------------------------------------------------
       56               146%               76              105%               96              101%
----------------------------------------------------------------------------------------------------------
       57               142%               77              105%               97              101%
----------------------------------------------------------------------------------------------------------
       58               138%               78              105%               98              101%
----------------------------------------------------------------------------------------------------------
       59               134%               79              105%               99              101%
----------------------------------------------------------------------------------------------------------

In the event the policy owner has a substandard rating, the above percentages will differ.



                                   APPLICABLE PERCENTAGE OF CASH VALUE
                                       CASH VALUE ACCUMULATION TEST
----------------------------------------------------------------------------------------------------------
    Attained         Percentage         Attained        Percentage         Attained        Percentage
       Age          of Cash Value         Age          of Cash Value         Age          of Cash Value
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
       16              708.43%             44             292.29%             72             141.69%
----------------------------------------------------------------------------------------------------------
       17              687.69%             45             283.37%             73             139.10%
----------------------------------------------------------------------------------------------------------
       18              667.85%             46             274.79%             74             136.66%
----------------------------------------------------------------------------------------------------------
       19              648.73%             47             266.55%             75             134.38%
===========================================================================================================
       20              630.14%             48             258.61%             76             133.56%
----------------------------------------------------------------------------------------------------------
       21              611.94%             49             250.98%             77             132.83%
----------------------------------------------------------------------------------------------------------
       22              594.06%             50             243.65%             78             132.18%
----------------------------------------------------------------------------------------------------------
       23              576.45%             51             236.59%             79             131.58%
----------------------------------------------------------------------------------------------------------
       24              559.07%             52             229.82%             80             131.04%
----------------------------------------------------------------------------------------------------------
       25              541.95%             53             223.34%             81             130.55%
===========================================================================================================
       26              525.08%             54             217.13%             82             130.12%
----------------------------------------------------------------------------------------------------------
       27              508.52%             55             211.19%             83             127.37%
----------------------------------------------------------------------------------------------------------
       28              492.32%             56             205.51%             84             124.75%
----------------------------------------------------------------------------------------------------------
       29              476.49%             57             200.06%             85             122.27%
----------------------------------------------------------------------------------------------------------
       30              461.08%             58             194.84%             86             119.90%
----------------------------------------------------------------------------------------------------------

===========================================================================================================
       31              446.10%             59             189.84%             87             117.63%
----------------------------------------------------------------------------------------------------------
       32              431.57%             60             185.03%             88             115.44%
----------------------------------------------------------------------------------------------------------
       33              417.50%             61             180.43%             89             113.31%
----------------------------------------------------------------------------------------------------------
       34              403.89%             62             176.02%             90             112.35%
----------------------------------------------------------------------------------------------------------
       35              390.73%             63             171.81%             91             111.38%
----------------------------------------------------------------------------------------------------------

===========================================================================================================
       36              378.03%             64             167.80%             92             110.38%
----------------------------------------------------------------------------------------------------------
       37              365.79%             65             163.98%             93             109.32%
----------------------------------------------------------------------------------------------------------
       38              354.01%             66             160.34%             94             108.18%
----------------------------------------------------------------------------------------------------------
       39              342.67%             67             156.86%             95             106.94%
----------------------------------------------------------------------------------------------------------
       40              331.77%             68             153.54%             96             105.62%
----------------------------------------------------------------------------------------------------------

===========================================================================================================
       41              321.30%             69             150.37%             97             104.27%
----------------------------------------------------------------------------------------------------------
       42              311.24%             70             147.33%             98             102.99%
----------------------------------------------------------------------------------------------------------
       43              301.57%             71             144.44%             99             100.00%
----------------------------------------------------------------------------------------------------------

In the event the policy owner has a substandard rating, the above percentages will differ.

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Initial elections to Option 3 are irrevocable and may not be changed.

Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide.

In order for any change in the death benefit option to become effective, the cash surrender value after a change must be sufficient to keep the policy in force for at least three months.

Nationwide will adjust the specified amount so that the net amount at risk remains constant before and after the death benefit option change. A change in death benefit option will not be permitted if it results in the specified amount being reduced to an amount in which the total premiums paid exceed the premium limit required by state law to qualify the policy as a contract for life insurance.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

ERROR IN AGE

If the age of the insured has been misstated, the affected benefits will be adjusted. The amount of the death benefit will be (1) multiplied by (2) and then the result added to (3), where:

    1) is the amount of the death benefit at the time of the insured's death reduced by the amount of the cash value at the time of the insured's death;

    2) is the ratio of the monthly cost of insurance applied in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death; and

    3)  is the cash value at the time of the insured's death.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

RIGHT OF CONVERSION

The policy owner may at any time, upon written request to Nationwide within 24 months of the policy date, make an irrevocable, one-time election to transfer all sub-account cash value to the fixed account. The right of conversion is subject to state availability.

GRACE PERIOD

If the cash surrender value on a monthly anniversary day is not sufficient to cover the current policy charges, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of a premium of at least three times the current monthly deduction. Nationwide will send the policy owner a notice at the start of the grace period, at the address in the application or another address specified by the policy owner, stating the amount of premium required. If sufficient premium is not received by Nationwide by the end of the grace period, the policy will lapse without value. If death proceeds become payable during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

    1. submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

    2.  providing evidence of insurability satisfactory to Nationwide;

    3. paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

    4. paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

    5. paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the cash value at the end of the grace period.

Amounts will be allocated based on the fund allocation factors in effect at the start of the grace period, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies"). The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are excludable from gross income.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code. In addition to meeting the tests required under Section 7702,
Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy Indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 1999, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisors regarding these taxes.



NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes, Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from

Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, and should not take the place of your independent legal, tax and/or financial advisor.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to may existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that support our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put in place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses for Nationwide Life Insurance Company ("NLIC") in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. NLIC anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

- an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

- annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

- statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

The general distributor, Nationwide Advisory Services, Inc. is not engaged in any litigation of any material nature.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

LEGAL OPINIONS

Legal matters in connection with the policies described herein are being passed upon by Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43215. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, Nationwide Advisory Services, Inc. ("NAS"). NAS was organized as an Ohio corporation on April 8, 1965. NAS is a wholly owned subsidiary of Nationwide and a member of the NASD.

NAS acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

  -    Nationwide Multi-Flex Variable Account
  -    Nationwide Variable Account-II
  -    Nationwide VLI Separate Account-2
  -    Nationwide VLI Separate Account-3
  -    Nationwide VLI Separate Account-4
  -    Nationwide VLI Separate Account-5
  -    Nationwide Variable Account
  -    Nationwide Variable Account-5
  -    Nationwide Variable Account-6
  -    Nationwide Variable Account-9
  -    Nationwide Variable Account-10
  -    Nationwide VA Separate Account-A
  -    Nationwide VA Separate Account-B
  -    Nationwide VA Separate Account-C
  -    Nationwide VL Separate Account-A
  -    Nationwide VL Separate Account-B
  -    Nationwide VL Separate Account-C
  -    Nationwide VL Separate Account-D.

NAS also acts as principal underwriter for the following open-end management investment companies:

  -    Nationwide Mutual Funds;
  -    Nationwide Separate Account Trust; and
  -    Nationwide Asset Allocation Trust.

Gross first year commissions plus any expense allowance payments made by Nationwide on the sale of these policies distributed by NAS will not exceed 40% of target premium plus 5% of any excess premium payments in year one and 25% of target premium plus 5% on the excess premium in years two through four. Gross renewal commissions paid at the beginning of policy year five and beyond by Nationwide will not exceed greater of 5% of target premium plus 5% on the excess premium or an annual effective rate of 0.20%, paid quarterly, of the cash value as of the end of the prior quarter. For single premium modified endowment contracts issued on or after May 1, 1999, gross renewal commissions paid at the beginning of policy year two and beyond will not exceed an annual rate of 0.20%, paid quarterly, of the cash value as of the end of the prior quarter.

No underwriting commissions have been paid by Nationwide to NAS.


NATIONWIDE ADVISORY SERVICES, INC. DIRECTORS AND OFFICERS
 -------------------------------------------------------------------------------------------------------
                                                          POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                             WITH UNDERWRITER
 -------------------------------------------------------------------------------------------------------
 Joseph J. Gasper                                         President and Director
 One Nationwide Plaza
 Columbus, OH  43215
 -------------------------------------------------------------------------------------------------------
 Dimon R. McFerson                 Chairman of the Board of Directors and Chairman and Chief Executive
 One Nationwide Plaza                                      Officer and Director
 Columbus, OH  43215
 -------------------------------------------------------------------------------------------------------
 Robert A. Oakley                    Executive Vice President - Chief Financial Officer and Director
 One Nationwide Plaza
 Columbus, OH  43215
 -------------------------------------------------------------------------------------------------------
 Susan A. Wolken                                                 Director
 One Nationwide Plaza
 Columbus, OH  43215
 -------------------------------------------------------------------------------------------------------
 Paul J. Hondros                                                 Director
 One Nationwide Plaza
 Columbus, OH  43215
 -------------------------------------------------------------------------------------------------------
 Robert J. Woodward, Jr.             Executive Vice President - Chief Investment Officer and Director
 One Nationwide Plaza
 Columbus, OH  43215
 -------------------------------------------------------------------------------------------------------
 Edwin P. McCausland, Jr.                     Senior Vice President-Fixed Income Securities
 One Nationwide Plaza
 Columbus, OH  43215
 -------------------------------------------------------------------------------------------------------
 Charles S. Bath                                       Vice President - Investments
 One Nationwide Plaza
 Columbus, OH  43215
 -------------------------------------------------------------------------------------------------------
 Alan A. Todryk                                         Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH  43215
 -------------------------------------------------------------------------------------------------------
 Dennis W. Click                                       Vice President and Secretary
 One Nationwide Plaza
 Columbus, OH  43215
 -------------------------------------------------------------------------------------------------------
 William G. Goslee                                            Vice President
 One Nationwide Plaza
 Columbus, OH  43215
 -------------------------------------------------------------------------------------------------------
 James F. Laird, Jr.                                Vice President and General Manager
 One Nationwide Plaza
 Columbus, OH  43215
 -------------------------------------------------------------------------------------------------------
 Joseph P. Rath                                        Vice President - Compliance
 One Nationwide Plaza
 Columbus, OH  43215
 -------------------------------------------------------------------------------------------------------
 Christopher A. Cray                                            Treasurer
 One Nationwide Plaza
 Columbus, OH  43215
 -------------------------------------------------------------------------------------------------------
 Elizabeth A. Davin                                        Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215
 -------------------------------------------------------------------------------------------------------



                                                          POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                             WITH UNDERWRITER
 -------------------------------------------------------------------------------------------------------
 David E. Simaitis                                         Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215
 -------------------------------------------------------------------------------------------------------
 Patricia J. Smith                                         Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215
 -------------------------------------------------------------------------------------------------------



ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:
  -    Nationwide VA Separate Account - A
  -    Nationwide VA Separate Account - B
  -    Nationwide VA Separate Account - C
  -    Nationwide VL Separate Account - A
  -    Nationwide VL Separate Account - B
  -    Nationwide VL Separate Account - C
  -    Nationwide VL Separate Account - D

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Life Insurance Company, Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares Home Office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide Life Insurance

Company is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group. Messrs. McFerson, Gasper, Woodward and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by Nationwide Advisory Services, a registered broker-dealer affiliated with the Nationwide Insurance Enterprise.


DIRECTORS OF NATIONWIDE

------------------------------------ --------------------------- ----------------------------------------------------
  DIRECTORS OF THE DEPOSITOR NAME
  AND PRINCIPAL BUSINESS ADDRESS       POSITIONS AND OFFICES
                                           WITH DEPOSITOR        PRINCIPAL OCCUPATION
------------------------------------ --------------------------- ----------------------------------------------------
Lewis J. Alphin                               Director           Farm Owner and Operator (1)
519 Bethel Church Road
Mount Olive, NC 28365
------------------------------------ --------------------------- ----------------------------------------------------
A. I. Bell                                    Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701
------------------------------------ --------------------------- ----------------------------------------------------
Kenneth D. Davis                              Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135
------------------------------------ --------------------------- ----------------------------------------------------
Keith W. Eckel                                Director           Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                  Farms, Inc. (1)
Clarks Summit, PA 18411
------------------------------------ --------------------------- ----------------------------------------------------
Willard J. Engel                              Director           Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                         Oil Company (1)
Marshall, MN 44691
------------------------------------ --------------------------- ----------------------------------------------------
Fred C. Finney                                Director           Owner and Operator, Moreland Fruit Farm; Operator,
1558 West Moreland Road                                          Melrose Orchard (1)
Wooster, OH 44691
------------------------------------ --------------------------- ----------------------------------------------------
Joseph J. Gasper                     President and Chief         President and Chief Operating Officer, Nationwide
One Nationwide Plaza                 Operating Officer and       Life Insurance Company and Nationwide Life and
Columbus, OH 43215                   Director                    Annuity Insurance Company (2)
------------------------------------ --------------------------- ----------------------------------------------------
Dimon R. McFerson                    Chairman and Chief          Chairman and Chief Executive Officer- (2)
One Nationwide Plaza                 Executive Officer and
Columbus, OH 43215                   Director
------------------------------------ --------------------------- ----------------------------------------------------
David O. Miller                      Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                    Director                    Enterprises (1)
Hebron, OH 43025
------------------------------------ --------------------------- ----------------------------------------------------
Yvonne L. Montgomery                          Director           Senior Vice President-General Manager Southern
Suite 1600                                                       Customer Operations for U.S. Customer Operations,
2859 Paces Ferry Road                                            Xerox Corporation (2)
Atlanta, GA 30339
------------------------------------ --------------------------- ----------------------------------------------------
Ralph M. Paige                                Director           Executive Director Federation of Southern
2769 Church Street                                               Cooperatives/Land Assistance Fund
East Point, GA 30344
------------------------------------ --------------------------- ----------------------------------------------------



------------------------------------ --------------------------- ----------------------------------------------------
  DIRECTORS OF THE DEPOSITOR NAME
  AND PRINCIPAL BUSINESS ADDRESS       POSITIONS AND OFFICES
                                           WITH DEPOSITOR        PRINCIPAL OCCUPATION
------------------------------------ --------------------------- ----------------------------------------------------
James F. Patterson                            Director           Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                               Patterson Farms, Inc. (1)
Chesterland, OH 44026
------------------------------------ --------------------------- ----------------------------------------------------
Arden L. Shisler                              Director           President and Chief Executive Officer, K&B
1356 North Wenger Road                                           Transport, Inc. (1)
Dalton, OH 44618
------------------------------------ --------------------------- ----------------------------------------------------
Robert L. Stewart                             Director           Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986
------------------------------------ --------------------------- ----------------------------------------------------
Nancy C. Thomas                               Director           Farm Owner and Operator, Da-Ma-Lor Farms (1)
1733A Westwood Avenue
Alliance, OH 44601
------------------------------------ --------------------------- ----------------------------------------------------

    (1) Principal occupation for last 5 years
    (2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide group, except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.

Messrs. McFerson, Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Mr. McFerson and Ms. Thomas are trustees of Nationwide Mutual Funds, a registered investment company. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Nationwide Mutual Funds, a registered investment company. Mr. Engel is a director of Western Cooperative Transport.

EXECUTIVE OFFICERS OF NATIONWIDE

-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR                         OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------------
Dennis W. Click                                   Vice President - Secretary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                  Executive Vice President-Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                           Executive Vice President-Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
James E. Brock                                    Senior Vice President - Corporate Development
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
Phillip C. Gath                                   Senior Vice President and Chief Actuary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard D. Headley                                Senior Vice President - Chief Information Technology Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Donna A. James                                    Senior Vice President - Human Resources
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                  Senior Vice President - Sales and Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Douglas C. Robinette                              Senior Vice President - Marketing and Product Management
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                   Senior Vice President - Life Company Operations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Bruce C. Barnes                                   Vice President - Technology Strategy and Planning
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David A. Diamond                                  Vice President - Enterprise Controller
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Matthew S. Easley                                 Vice President - Investment Life Actuarial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
R. Dennis Noice                                   Vice President -  Systems
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Joseph P. Rath                                    Vice President -Product and Market Compliance
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                  Vice President - Finance and Treasurer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------



JOSEPH J. GASPER has been President and Chief Operating Officer of Nationwide and Director since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 32 years.

BRUCE C. BARNES has been Vice President - Technology Strategy and Planning since May 1998. Previously, Mr. Barnes was Vice President - Information Systems from February 1997 to May 1998. Mr. Barnes was Vice President - Life Systems from May 1996 to May 1998. Previously, he was Vice President - Investment Product Systems from April 1995 to May 1996. Prior to that time, Mr. Barnes was Vice President - Individual Investment Products/Common Systems from May 1994 to April 1995 and Associate Vice President - Individual Investment Products/Common

Systems from May 1992 to May 1994. Mr. Barnes was Vice President - Information Services of PHP Benefits Systems, Inc. from January 1987 to January 1992. Mr. Barnes has been with Nationwide for 7 years.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

JAMES E. BROCK has been Senior Vice President - Corporate Development since July 1997. Previously, he was Senior Vice President - Company Operations from December 1996 to July 1997 and was also Senior Vice President - Life Company Operations from April 1996 to July 1997. Mr. Brock was Senior Vice President - Investment Products Operations from November 1990 to April 1996. Prior to that time, Mr. Brock held several positions within Nationwide. Mr. Brock has been with Nationwide for 29 years.

DENNIS W. CLICK has been Vice President - Secretary since December 1997. Previously, he was Vice President - Assistant Secretary from December 1996 to December 1997. Mr. Click was Vice President - Assistant Secretary from August 1994 to December 1997. Mr. Click was Associate Vice President and Assistant Secretary from August 1989 to August 1994. Prior to that time, he held several positions within Nationwide. Mr. Click has been with Nationwide for 38 years.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis has been Chairman of the Board of South Central Power Company since August 1979, and currently oversees the Davis family farm located in Leesburg, Ohio. Mr. Davis served as Director of the Farm Bureau Bancorp from October 1998 to March 1998. In addition, Mr. Davis has served in various officer positions with the Ohio Farm Bureau Federation since December 1989, with his most recent position as Trustee and President, a position he held from March 1998 to March 1999. Mr. Davis also held officer positions with the Highland County Farm Bureau from June 1997 to September 1997, including Trustee and President from September 1984 to September 1997.

DAVID A. DIAMOND has been Vice President - Enterprise Controller since August 1996. Previously, he was Vice President - Controller from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 10 years.

MATTHEW S. EASLEY has been Vice President - Investment Life Actuarial since June 1998. Mr. Easley was Vice President - Marketing and Administrative Services from December 1996 to June 1998. Mr. Easley was Vice President - Life Marketing and Administrative Services from May 1996 to June 1998. Mr. Easley was Vice President - Annuity and Pension Actuarial from August 1989 to May 1996. Prior to that time, Mr. Easley held several positions within Nationwide. Mr. Easley has been with Nationwide for 16 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc., in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. Mr. Eckel has served as a board member and executive committee member of the American Farm Bureau. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations, and former board member of the Pennsylvania Vegetable Grower's Association.

PHILIP C. GATH has been Senior Vice President - Chief Actuary since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 30 years.

RICHARD D. HEADLEY has been Senior Vice President - Chief Information Technology Officer since October 1997. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992 Mr. Headley held several positions with Banc One Corporation.

DONNA A. JAMES has been Senior Vice President - Human Resources since December 1997. Previously, she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time Ms. James was Vice President Assistant to the CEO from March 1996 to July 1996. From May 1994 to March 1996 she was Associate Vice President - Assistant to the CEO. Prior to that time Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 17 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 34 years.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been a farm owner and land developer since 1962. He is the President of the Owen Potato Farm Inc. and is a partner of M&M Enterprises in Licking County, Ohio. He is Chairman of the Board of the Wausau Insurance Companies and serves on the board of directors of several companies of the Nationwide group. He is also a director of the National Cooperative Business Association.

YVONNE L. MONTGOMERY has been a Director since April, 1998. Ms. Montgomery is senior vice president/general manager of southern customer operations for United States Customer Operations for Xerox Corporation. A resident of Atlanta, Georgia, Ms. Montgomery oversees eight customer business units across the southern United States as well as all business and marketing functions in the regions. Ms. Montgomery joined Xerox in 1976 as a sales representative and progressed through management positions, including Vice President - Field Operations, and Executive Assistant to the Chairman and CEO.

R. DENNIS NOICE has been Vice President - Systems since April 1998. Previously, he was Vice President - Retail Operations from March 1997 to April 1998. Prior to that time, Mr. Noice was Vice President - Individual Investment Products from October 1989 to March 1997. Prior to that time, Mr. Noice held several positions within Nationwide. Mr. Noice has been with Nationwide for 27 years.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer since April 1995. Previously, he was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 23 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JOSEPH P. RATH has been Vice President - Product and Market Compliance since April 1997. Previously, he was Vice President -

Associate General Counsel from October 1988 to April 1997. Prior to that time, Mr. Rath held several positions within Nationwide. Mr. Rath has been with Nationwide for 22 years.

DOUGLAS C. ROBINETTE has been Senior Vice President - Marketing and Product Management since May 1998. Previously, Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau (Wausau), a member of the Nationwide group until December 1998, from September 1996 to May 1998. Prior to that time he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995 Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994 he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with the Nationwide group for 12 years.

MARK R. THRESHER has been Vice President - Controller since August 1996. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to August 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP.

SUSAN A. WOLKEN has been Senior Vice President - Life Company Operations since June 1997. Previously, she was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 24 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 34 years.

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS



The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS.
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS STOCK INDEX FUND, INC.
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the portfolio.

     CAPITAL APPRECIATION PORTFOLIO
     Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Advisers serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The

     Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

        - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

        - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND PORTFOLIO: SERVICE CLASS
     Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
Morgan Stanley Dean Witter Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.

     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     SUB-ADVISED NATIONWIDE FUNDS

       NATIONWIDE BALANCED FUND
       Subadviser:  Salomon Brothers Asset Management, Inc.
       Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser, Salomon Brothers Asset Management, Inc., will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

       NATIONWIDE EQUITY INCOME FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.


       NATIONWIDE GLOBAL EQUITY FUND
       Subadviser:  J. P. Morgan Investment Management Inc.
       Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc., intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

       NATIONWIDE HIGH INCOME BOND FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

       NATIONWIDE MULTI SECTOR BOND FUND
       Subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser, Salomon Brothers Asset Management, Inc. broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities. The subadviser has entered into a subadvisory agreement with its London based affiliate, Salomon Brothers Asset Management Limited, pursuant to which the subadviser has delegated to Salomon Brothers Asset Management Limited responsibility for management of the Fund's investments in non-dollar denominated debt securities and currency transactions.

       NATIONWIDE SELECT ADVISERS MID CAP FUND
       Subadvisers: First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates Investment Objective: Capital appreciation by investing primarily in equity securities of medium-sized companies (market capitalization between $500 million and $7 billion). Under normal market conditions, the Fund will invest in equity securities consisting of common stock, preferred stock and securities convertible into common stocks, including convertible preferred stock and convertible bonds. NAS has chosen the Fund's subadvisers because they utilize a number of different investment styles. In utilizing these different styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

       NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND
       Subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC. Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies. The Fund may also invest in foreign securities.

       NATIONWIDE SMALL CAP VALUE FUND
       Subadviser:  The Dreyfus Corporation
       Investment Objective: The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE SMALL COMPANY FUND
       Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc. Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE STRATEGIC GROWTH FUND
       Subadviser:  Strong Capital Management Inc.
       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

       NATIONWIDE STRATEGIC VALUE FUND
       Subadviser:  Strong Capital Management Inc./Schafer Capital Management
       Inc.
       Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust ("NB AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of NB AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of NB AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger Berman Management Incorporated ("NB Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special

Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment advisor is NB Management.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. NB Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that NB Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by NB Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY "OPPENHEIMER CAPITAL APPRECIATION FUND")
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY "OPPENHEIMER GROWTH
     FUND")
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY "OPPENHEIMER GROWTH & INCOME FUND")
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals.
     Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Fund's investment adviser.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST
The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg").

     GROWTH & INCOME PORTFOLIO
     Investment Objective: Long-term growth of capital and income by investing primarily in dividend-paying equity securities. Under normal market conditions, the Portfolio will invest substantially all of its asset in equity securities that Warburg considers to be relatively undervalued based upon research and analysis, taking into account factors such as price/book ratio, price/cash flow ratio, earnings growth, debt/capital ratio and multiples of earnings of comparable securities. Although the Portfolio may hold securities of any size, it currently expects to focus on companies with market capitalizations of $1 billion or greater at the time of initial purchase.

     INTERNATIONAL EQUITY PORTFOLIO
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     POST-VENTURE CAPITAL PORTFOLIO
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS


The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. Beginning in the fourth policy year, cash surrender value equals cash value less indebtedness, or other deductions. In policy years one, two and three only, cash surrender value equals cash value less indebtedness or other deductions increased by 3.5%, 5.5% and 4.0%, respectively, of the current premium. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.94% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of April 13, 1999. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 1.02%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.30%, 4.70% and 10.70% for policy years one through four, and rates of -1.15%, 4.85% and 10.85% for policy years five through twenty, and rates of -1.00%, 5.00% and 11.00% for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.65%, 4.35% and 10.35% for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first seven policy years and 2% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% of all premiums thereafter. Nationwide also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes at a rate of 2.25% and for federal tax at a rate of 1.25% (imposed under Section 848 of the Internal Revenue Code) of all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5.00 per month and guaranteed not to exceed $10.00. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.


$100,000 ANNUAL PREMIUM FOR 7 YEARS                                                     $1,703,050 SPECIFIED AMOUNT
                                           CASH VALUE ACCUMULATION TEST
                               UNISEX: REGULAR ISSUE / NON TOBACCO PREFERRED, AGE 45
                                              DEATH BENEFIT OPTION 1
                                                  CURRENT VALUES

         PREMIUMS          0% HYPOTHETICAL                   6% HYPOTHETICAL                   12% HYPOTHETICAL
          PLUS
POLICY  INTEREST   CONTRACT   SURRENDER    DEATH     CONTRACT   SURRENDER    DEATH     CONTRACT  SURRENDER     DEATH
YEAR      AT 5%     VALUE      VALUE      BENEFIT      VALUE      VALUE     BENEFIT     VALUE      VALUE      BENEFIT
    1    105,000    87,973     91,473   1,703,050      93,358     96,858  1,703,050     98,745    102,245    1,703,050
    2    215,250   174,541    180,041   1,703,050     190,783    196,283  1,703,050    207,670    213,170    1,703,050
    3    331,013   260,057    264,057   1,703,050     292,828    296,828  1,703,050    328,245    332,245    1,703,050
    4    452,563   344,488    344,488   1,703,050     399,678    399,678  1,703,050    461,696    461,696    1,703,050
    5    580,191   428,425    428,425   1,703,050     512,284    512,284  1,703,050    610,298    610,298    1,703,050

    6    714,201   511,353    511,353   1,703,050     630,358    630,358  1,703,050    774,770    774,770    1,887,649
    7    854,911   593,340    593,340   1,703,050     754,109    754,109  1,784,147    955,930    955,930    2,261,636
    8    897,656   582,320    582,320   1,703,050     786,308    786,308  1,807,093  1,053,187  1,053,187    2,420,434
    9    942,539   571,033    571,033   1,703,050     819,770    819,770  1,830,792  1,160,182  1,160,182    2,591,035
   10    989,666   559,430    559,430   1,703,050     854,523    854,523  1,855,341  1,277,853  1,277,853    2,774,475

   11  1,039,150   547,500    547,500   1,703,050     890,636    890,636  1,880,844  1,407,280  1,407,280    2,971,893
   12  1,091,107   535,197    535,197   1,703,050     928,148    928,148  1,907,343  1,549,606  1,549,606    3,184,440
   13  1,145,662   522,503    522,503   1,703,050     967,129    967,129  1,934,838  1,706,133  1,706,133    3,413,290
   14  1,202,945   509,372    509,372   1,703,050   1,007,632  1,007,632  1,963,270  1,878,257  1,878,257    3,659,597
   15  1,263,093   495,616    495,616   1,703,050   1,049,602  1,049,602  1,992,459  2,067,297  2,067,297    3,924,349

   16  1,326,247   481,136    481,136   1,703,050   1,093,062  1,093,062  2,022,493  2,274,827  2,274,827    4,209,112
   17  1,392,560   465,814    465,814   1,703,050   1,138,032  1,138,032  2,053,237  2,502,553  2,502,553    4,515,106
   18  1,462,188   449,480    449,480   1,703,050   1,184,501  1,184,501  2,084,840  2,752,261  2,752,261    4,844,255
   19  1,535,297   431,953    431,953   1,703,050   1,232,460  1,232,460  2,117,489  3,025,885  3,025,885    5,198,773
   20  1,612,062   413,057    413,057   1,703,050   1,281,920  1,281,920  2,150,933  3,325,569  3,325,569    5,579,972

   21  1,692,665   394,774    394,774   1,703,050   1,335,923  1,335,923  2,190,513  3,661,946  3,661,946    6,004,493
   22  1,777,298   376,474    376,474   1,703,050   1,392,759  1,392,759  2,233,011  4,033,961  4,033,961    6,467,649
   23  1,866,163   357,031    357,031   1,703,050   1,451,872  1,451,872  2,277,406  4,443,333  4,443,333    6,969,812
   24  1,959,471   335,925    335,925   1,703,050   1,513,115  1,513,115  2,323,237  4,893,023  4,893,023    7,512,748
   25  2,057,445   312,946    312,946   1,703,050   1,576,553  1,576,553  2,370,504  5,386,893  5,386,893    8,099,733

   26  2,160,317   287,835    287,835   1,703,050   1,642,238  1,642,238  2,419,509  5,929,122  5,929,122    8,735,375
   27  2,268,333   260,345    260,345   1,703,050   1,710,256  1,710,256  2,470,123  6,524,388  6,524,388    9,423,173
   28  2,381,750   230,158    230,158   1,703,050   1,780,670  1,780,670  2,523,032  7,177,712  7,177,712   10,170,100
   29  2,500,837   196,875    196,875   1,703,050   1,853,532  1,853,532  2,578,078  7,894,532  7,894,532   10,980,504
   30  2,625,879   160,022    160,022   1,703,050   1,928,876  1,928,876  2,636,002  8,680,686  8,680,686   11,863,025

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of excess-of-target premium for the first seven years and 3.5% of all premium from eighth year and on.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



$100,000 ANNUAL PREMIUM FOR 7 YEARS                                                     $1,703,050 SPECIFIED AMOUNT
                                           CASH VALUE ACCUMULATION TEST
                               UNISEX: REGULAR ISSUE / NON TOBACCO PREFERRED, AGE 45
                                              DEATH BENEFIT OPTION 1
                                                 GUARANTEED VALUES

        PREMIUMS           0% HYPOTHETICAL                    6% HYPOTHETICAL                  12% HYPOTHETICAL
         PLUS
POLICY  INTEREST   CONTRACT  SURRENDER    DEATH      CONTRACT   SURRENDER    DEATH     CONTRACT   SURRENDER    DEATH
YEAR     AT 5%      VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT      VALUE      VALUE     BENEFIT
   1    105,000     81,804    85,304    1,703,050      86,939     90,439  1,703,050      92,079     95,579  1,703,050
   2    215,250    162,060   167,560    1,703,050     177,411    182,911  1,703,050     193,381    198.881  1,703,050
   3    331,013    240,818   244,818    1,703,050     271,628    275,628  1,703,050     304,952    308,952  1,703,050
   4    452,563    318,117   318,117    1,703,050     369,810    369,810  1,703,050     427,954    427,954  1,703,050
   5    580,191    393,976   393,976    1,703,050     472,176    472,176  1,703,050     563,678    563,678  1,703,050

   6    714,201    468,422   468,422    1,703,050     578,979    578,979  1,703,050     713,577    713,577  1,738,559
   7    854,911    541,443   541,443    1,703,050     690,462    690,462  1,703,050     877,092    877,092  2,075,111
   8    897,656    522,801   522,801    1,703,050     711,259    711,259  1,703,050     955,774    955,774  2,196,559
   9    942,539    503,355   503,355    1,703,050     732,313    732,313  1,703,050   1,041,054  1,041,054  2,324,986
  10    989,666    482,981   482,981    1,703,050     753,591    753,591  1,703,050   1,133,421  1,133,421  2,460,884

  11  1,039,150    461,562   461,562    1,703,050     775,077    775,077  1,703,050   1,233,415  1,233,415  2,604,726
  12  1,091,107    438,986   438,986    1,703,050     796,765    796,765  1,703,050   1,341,636  1,341,636  2,757,063
  13  1,145,662    415,134   415,134    1,703,050     818,655    818,655  1,703,050   1,458,738  1,458,738  2,918,351
  14  1,202,945    389,865   389,865    1,703,050     840,742    840,742  1,703,050   1,585,421  1,585,421  3,089,034
  15  1,263,093    362,988   362,988    1,703,050     863,001    863,001  1,703,050   1,722,402  1,722,402  3,269,635

  16  1,326,247    334,244   334,244    1,703,050     885,376    885,376  1,703,050   1,870,394  1,870,394  3,460,790
  17  1,392,560    303,295   303,295    1,703,050     907,785    907,785  1,703,050   2,030,107  2,030,107  3,662,719
  18  1,462,188    269,748   269,748    1,703,050     930,136    930,136  1,703,050   2,202,267  2,202,267  3,876,209
  19  1,535,297    233,157   233,157    1,703,050     952,337    952,337  1,703,050   2,387,626  2,387,626  4,102,180
  20  1,612,062    193,032   193,032    1,703,050     974,303    974,303  1,703,050   2,587,009  2,587,009  4,340,743

  21  1,692,665    148,890   148,890    1,703,050     995,985    995,985  1,703,050   2,801,365  2,801,365  4,593,398
  22  1,777,298    100,208   100,208    1,703,050   1,017,350  1,017,350  1,703,050   3,031,751  3,031,751  4,860,806
  23  1,866,163     46,413    46,413    1,703,050   1,038,375  1,038,375  1,703,050   3,279,349  3,279,349  5,143,987
  24  1,959,471          0         0            0   1,059,009  1,059,009  1,703,050   3,545,373  3,545,373  5,443,566
  25  2,057,445          0         0            0   1,079,135  1,079,135  1,703,050   3,830,967  3,830,967  5,760,242

  26  2,160,317          0         0            0   1,098,577  1,098,577  1,703,050   4,137,162  4,137,162  6,095,281
  27  2,268,333          0         0            0   1,117,090  1,117,090  1,703,050   4,464,907  4,464,907  6,448,664
  28  2,381,750          0         0            0   1,134,370  1,134,370  1,703,050   4,814,977  4,814,977  6,822,341
  29  2,500,837          0         0            0   1,150,082  1,150,082  1,703,050   5,188,199  5,188,199  7,216,267
  30  2,625,879          0         0            0   1,163,924  1,163,924  1,703,050   5,585,598  5,585,598  7,633,278

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of excess-of-target premium for the first seven years and 3.5% of all premium from eighth year and on.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



$100,000 ANNUAL PREMIUM FOR 7 YEARS                                                     $1,703,050 SPECIFIED AMOUNT
                                           CASH VALUE ACCUMULATION TEST
                               UNISEX: REGULAR ISSUE / NON TOBACCO PREFERRED, AGE 45
                                              DEATH BENEFIT OPTION 2
                                                  CURRENT VALUES

        PREMIUMS           0% HYPOTHETICAL                   6% HYPOTHETICAL                   12% HYPOTHETICAL
          PLUS
POLICY  INTEREST   CONTRACT   SURRENDER     DEATH     CONTRACT   SURRENDER    DEATH    CONTRACT   SURRENDER     DEATH
YEAR     AT 5%       VALUE      VALUE      BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE      BENEFIT
   1    105,000      87,773     91,273   1,790,823     93,146      96,646   1,796,196      98,521    102,021   1,801,571
   2    215,250     173,897    179,397   1,876,947    190,074     195,574   1,893,124     206,892    212,392   1,909,942
   3    331,013     258,730    262,730   1,961,780    291,307     295,307   1,994,357     326,512    330,512   2,029,562
   4    452,563     342,210    342,210   2,045,260    396,965     396,965   2,100,015     458,486    458,486   2,161,536
   5    580,191     424,873    424,873   2,127,923    507,889     507,889   2,210,939     604,896    604,896   2,307,946

   6    714,201     506,162    506,162   2,209,212    623,682     623,682   2,326,732     766,547    766,547   2,469,597
   7    854,911     586,114    586,114   2,289,164    744,602     744,602   2,447,652     945,099    945,099   2,648,149
   8    897,656     572,959    572,959   2,276,009    773,602     773,602   2,476,652   1,039,565  1,039,565   2,742,615
   9    942,539     559,424    559,424   2,262,474    803,445     803,445   2,506,495   1,143,598  1,143,598   2,846,648
  10    989,666     545,447    545,447   2,248,497    834,103     834,103   2,537,153   1,258,155  1,258,155   2,961,205

  11  1,039,150     531,026    531,026   2,234,076    865,608     865,608   2,568,658   1,384,356  1,384,356   3,087,406
  12  1,091,107     516,108    516,108   2,219,158    897,940     897,940   2,600,990   1,523,387  1,523,387   3,226,437
  13  1,145,662     500,683    500,683   2,203,733    931,123     931,123   2,634,173   1,676,609  1,676,609   3,379,659
  14  1,202,945     484,702    484,702   2,187,752    965,141     965,141   2,668,191   1,845,456  1,845,456   3,595,686
  15  1,263,093     467,918    467,918   2,170,968    999,772     999,772   2,702,822   2,031,131  2,031,131   3,855,697

  16  1,326,247     450,219    450,219   2,153,269  1,034,922   1,034,922   2,737,972   2,235,030  2,235,030   4,135,476
  17  1,392,560     431,476    431,476   2,134,526  1,070,470   1,070,470   2,773,520   2,458,771  2,458,771   4,436,115
  18  1,462,188     411,495    411,495   2,114,545  1,106,224   1,106,224   2,809,274   2,704,110  2,704,110   4,759,504
  19  1,535,297     390,081    390,081   2,093,131  1,141,977   1,141,977   2,845,027   2,972,945  2,972,945   5,107,817
  20  1,612,062     367,059    367,059   2,070,109  1,177,534   1,177,534   2,880,584   3,267,384  3,267,384   5,482,344

  21  1,692,665     344,829    344,829   2,047,879  1,216,627   1,216,627   2,919,677   3,597,875  3,597,875   5,899,436
  22  1,777,298     322,819    322,819   2,025,869  1,257,656   1,257,656   2,960,706   3,963,380  3,963,380   6,354,487
  23  1,866,163     299,600    299,600   2,002,650  1,299,242   1,299,242   3,002,292   4,365,588  4,365,588   6,847,862
  24  1,959,471     274,578    274,578   1,977,628  1,340,789   1,340,789   3,043,839   4,807,410  4,807,410   7,381,297
  25  2,057,445     247,580    247,580   1,950,630  1,382,096   1,382,096   3,085,146   5,292,637  5,292,637   7,958,010

  26  2,160,317     218,396    218,396   1,921,446  1,422,916   1,422,916   3,125,966   5,825,377  5,825,377   8,582,528
  27  2,268,333     186,857    186,857   1,889,907  1,463,027   1,463,027   3,166,077   6,410,226  6,410,226   9,258,290
  28  2,381,750     152,736    152,736   1,855,786  1,502,135   1,502,135   3,205,185   7,052,117  7,052,117   9,992,145
  29  2,500,837     115,752    115,752   1,818,802  1,539,875   1,539,875   3,242,925   7,756,394  7,756,394  10,788,368
  30  2,625,879      75,586     75,586   1,778,636  1,575,820   1,575,820   3,278,870   8,528,790  8,528,790  11,655,445

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of excess-of-target premium for the first seven years and 3.5% of all premium from eighth year and on.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


$100,000 ANNUAL PREMIUM FOR 7 YEARS                                                     $1,703,050 SPECIFIED AMOUNT
                                           CASH VALUE ACCUMULATION TEST
                               UNISEX: REGULAR ISSUE / NON TOBACCO PREFERRED, AGE 45
                                              DEATH BENEFIT OPTION 2
                                                 GUARANTEED VALUES

        PREMIUMS            0% HYPOTHETICAL                   6% HYPOTHETICAL                  12% HYPOTHETICAL
         PLUS
POLICY  INTEREST   CONTRACT    SURRENDER     DEATH     CONTRACT  SURRENDER    DEATH       CONTRACT   SURRENDER    DEATH
YEAR     AT 5%       VALUE       VALUE      BENEFIT     VALUE      VALUE     BENEFIT        VALUE      VALUE     BENEFIT
   1    105,000      81,397      84,897   1,784,447     86,507     90,007    1,789,557      91,622      95,122  1,794,672
   2    215,250     160,805     166,305   1,863,855    176,027    181,527    1,879,077     191,863     197,363  1,894,913
   3    331,013     238,224     242,224   1,941,274    268,655    272,655    1,971,705     301,563     305,563  2,004,613
   4    452,563     313,634     313,634   2,016,684    364,469    364,469    2,067,519     421,632     421,632  2,124,682
   5    580,191     386,984     386,984   2,090,034    463,519    463,519    2,166,569     553,033     553,033  2,256,083

   6    714,201     458,221     458,221   2,161,271    565,854    565,854    2,268,904     696,829     696,829  2,399,879
   7    854,911     527,226     527,226   2,230,276    671,457    671,457    2,374,507     854,117     854,117  2,557,167
   8    897,656     504,400     504,400   2,207,450    685,455    685,455    2,388,505     925,885     925,885  2,628,935
   9    942,539     480,584     480,584   2,183,634    698,646    698,646    2,401,696   1,003,506   1,003,506  2,706,556
  10    989,666     455,657     455,657   2,158,707    710,854    710,854    2,413,904   1,087,432   1,087,432  2,790,482

  11  1,039,150     429,519     429,519   2,132,569    721,913    721,913    2,424,963   1,178,176   1,178,176  2,881,226
  12  1,091,107     402,083     402,083   2,105,133    731,666    731,666    2,434,716   1,276,319   1,276,319  2,979,369
  13  1,145,662     373,266     373,266   2,076,316    739,949    739,949    2,442,999   1,382,506   1,382,506  3,085,556
  14  1,202,945     342,971     342,971   2,046,021    746,576    746,576    2,449,626   1,497,424   1,497,424  3,200,474
  15  1,263,093     311,048     311,048   2,014,098    751,295    751,295    2,454,345   1,621,779   1,621,779  3,324,829

  16  1,326,247     277,281     277,281   1,980,331    753,776    753,776    2,456,826   1,756,271   1,756,271  3,459,321
  17  1,392,560     241,388     241,388   1,944,438    753,600    753,600    2,456,650   1,901,602   1,901,602  3,604,652
  18  1,462,188     203,055     203,055   1,906,105    750,295    750,295    2,453,345   2,058,504   2,058,504  3,761,554
  19  1,535,297     161,957     161,957   1,865,007    743,349    743,349    2,446,399   2,227,763   2,227,763  3,930,813
  20  1,612,062     117,768     117,768   1,820,818    732,226    732,226    2,435,276   2,410,246   2,410,246  4,113,296

  21  1,692,665      70,238      70,238   1,773,288    716,436    716,436    2,419,486   2,606,976   2,606,976  4,310,026
  22  1,777,298      19,135      19,135   1,722,185    695,483    695,483    2,398,533   2,819,099   2,819,099  4,522,149
  23  1,866,163           0           0           0    668,867    668,867    2,371,917   3,047,821   3,047,821  4,780,812
  24  1,959,471           0           0           0    635,975    635,975    2,339,025   3,294,192   3,294,192  5,057,903
  25  2,057,445           0           0           0    595,982    595,982    2,299,032   3,559,154   3,559,154  5,351,545

  26  2,160,317           0           0           0    547,845    547,845    2,250,895   3,843,516   3,843,516  5,662,652
  27  2,268,333           0           0           0    490,283    490,283    2,193,333   4,147,989   4,147,989  5,990,941
  28  2,381,750           0           0           0    421,790    421,790    2,124,840   4,473,203   4,473,203  6,338,081
  29  2,500,837           0           0           0    340,739    340,739    2,043,789   4,819,925   4,819,925  6,704,034
  30  2,625,879           0           0           0    245,623    245,623    1,948,673   5,189,106   5,189,106  7,091,432

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of excess-of-target premium for the first seven years and 3.5% of all premium from eighth year and on.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



$38,872.05 ANNUAL PREMIUM FOR 20 YEARS                                                  $1,703,050 SPECIFIED AMOUNT
                                   GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST
                               UNISEX: REGULAR ISSUE / NON TOBACCO PREFERRED, AGE 45
                                              DEATH BENEFIT OPTION 1
                                                  CURRENT VALUES

        PREMIUMS           0% HYPOTHETICAL                    6% HYPOTHETICAL                  12% HYPOTHETICAL
          PLUS
POLICY  INTEREST   CONTRACT    SURRENDER    DEATH     CONTRACT   SURRENDER    DEATH     CONTRACT   SURRENDER    DEATH
YEAR     AT 5%       VALUE       VALUE     BENEFIT      VALUE      VALUE     BENEFIT      VALUE      VALUE     BENEFIT
   1     40,816      31,428      32,789  1,703,050      33,420     34,781  1,703,050      35,415     36,776  1,703,050
   2     83,672      62,020      64,158  1,703,050      67,952     70,090  1,703,050      74,126     76,264  1,703,050
   3    128,671      92,124      93,679  1,703,050     104,001    105,556  1,703,050     116,852    118,407  1,703,050
   4    175,921     121,675     121,675  1,703,050     141,572    141,572  1,703,050     163,963    163,963  1,703,050
   5    225,532     150,810     150,810  1,703,050     180,916    180,916  1,703,050     216,162    216,162  1,703,050

   6    277,625     179,312     179,312  1,703,050     221,880    221,880  1,703,050     273,744    273,744  1,703,050
   7    332,321     207,223     207,223  1,703,050     264,589    264,589  1,703,050     337,356    337,356  1,703,050
   8    389,753     236,376     236,376  1,703,050     311,084    311,084  1,703,050     409,744    409,744  1,703,050
   9    450,056     264,860     264,860  1,703,050     359,558    359,558  1,703,050     489,789    489,789  1,703,050
  10    513,375     292,643     292,643  1,703,050     410,093    410,093  1,703,050     578,354    578,354  1,703,050

  11    579,859     319,743     319,743  1,703,050     462,830    462,830  1,703,050     676,454    676,454  1,703,050
  12    649,668     346,137     346,137  1,703,050     517,881    517,881  1,703,050     785,201    785,201  1,703,050
  13    722,967     371,839     371,839  1,703,050     575,403    575,403  1,703,050     905,883    905,883  1,703,050
  14    799,931     396,832     396,832  1,703,050     635,540    635,540  1,703,050   1,039,929  1,039,929  1,703,050
  15    880,743     420,949     420,949  1,703,050     698,331    698,331  1,703,050   1,188,894  1,188,894  1,703,050

  16    965,596     444,136     444,136  1,703,050     763,927    763,927  1,703,050   1,354,585  1,354,585  1,760,960
  17  1,054,691     466,323     466,323  1,703,050     832,495    832,495  1,703,050   1,537,876  1,537,876  1,968,481
  18  1,148,242     487,403     487,403  1,703,050     904,205    904,205  1,703,050   1,740,261  1,740,261  2,192,728
  19  1,246,469     507,265     507,265  1,703,050     979,269    979,269  1,703,050   1,963,719  1,963,719  2,435,012
  20  1,349,608     525,822     525,822  1,703,050   1,057,955  1,057,955  1,703,050   2,210,463  2,210,463  2,696,764

  21  1,417,089     507,650     507,650  1,703,050   1,103,242  1,103,242  1,703,050   2,445,769  2,445,769  2,934,923
  22  1,487,943     489,460     489,460  1,703,050   1,151,293  1,151,293  1,703,050   2,706,428  2,706,428  3,220,649
  23  1,562,341     470,222     470,222  1,703,050   1,201,817  1,201,817  1,703,050   2,994,746  2,994,746  3,533,801
  24  1,640,458     449,459     449,459  1,703,050   1,254,878  1,254,878  1,703,050   3,313,501  3,313,501  3,876,796
  25  1,722,480     426,972     426,972  1,703,050   1,310,719  1,310,719  1,703,050   3,665,895  3,665,895  4,252,438

  26  1,808,604     402,522     402,522  1,703,050   1,369,620  1,369,620  1,703,050   4,055,472  4,055,472  4,663,793
  27  1,899,035     375,876     375,876  1,703,050   1,431,924  1,431,924  1,703,050   4,486,959  4,486,959  5,070,264
  28  1,993,986     346,738     346,738  1,703,050   1,498,024  1,498,024  1,703,050   4,965,147  4,965,147  5,511,314
  29  2,093,686     314,736     314,736  1,703,050   1,568,388  1,568,388  1,709,542   5,495,459  5,495,459  5,990,050
  30  2,198,370     279,427     279,427  1,703,050   1,643,187  1,643,187  1,758,211   6,084,070  6,084,070  6,509,955

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of excess-of-target premium for the first seven years and 3.5% of all premium from eighth year and on.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



$38,872.05 ANNUAL PREMIUM FOR 20 YEARS                                                  $1,703,050 SPECIFIED AMOUNT
                                   GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST
                               UNISEX: REGULAR ISSUE / NON TOBACCO PREFERRED, AGE 45
                                              DEATH BENEFIT OPTION 1
                                                 GUARANTEED VALUES

        PREMIUMS           0% HYPOTHETICAL                    6% HYPOTHETICAL                  12% HYPOTHETICAL
         PLUS
POLICY  INTEREST   CONTRACT   SURRENDER    DEATH     CONTRACT   SURRENDER    DEATH     CONTRACT   SURRENDER    DEATH
YEAR      AT 5%       VALUE     VALUE     BENEFIT      VALUE      VALUE     BENEFIT      VALUE      VALUE     BENEFIT
   1     40,816      26,824      28,185  1,703,050      28,661     30,022  1,703,050      30,501     31,862  1,703,050
   2     83,672      52,697      54,835  1,703,050      58,028     60,166  1,703,050      63,587     65,725  1,703,050
   3    128,671      77,615      79,170  1,703,050      88,127     89,682  1,703,050      99,529    101,084  1,703,050
   4    175,921     101,562     101,562  1,703,050     118,968    118,968  1,703,050     138,616    138,616  1,703,050
   5    225,532     124,491     124,491  1,703,050     150,537    150,537  1,703,050     181,143    181,143  1,703,050

   6    277,625     146,355     146,355  1,703,050     182,822    182,822  1,703,050     227,450    227,450  1,703,050
   7    332,321     167,051     167,051  1,703,050     215,756    215,756  1,703,050     277,868    277,868  1,703,050
   8    389,753     187,859     187,859  1,703,050     250,741    250,741  1,703,050     334,322    334,322  1,703,050
   9    450,056     207,306     207,306  1,703,050     286,353    286,353  1,703,050     395,916    395,916  1,703,050
  10    513,375     225,315     225,315  1,703,050     322,570    322,570  1,703,050     463,221    463,221  1,703,050

  11    579,859     241,825     241,825  1,703,050     359,391    359,391  1,703,050     536,917    536,917  1,703,050
  12    649,668     256,787     256,787  1,703,050     396,839    396,839  1,703,050     617,810    617,810  1,703,050
  13    722,967     270,151     270,151  1,703,050     434,947    434,947  1,703,050     706,835    706,835  1,703,050
  14    799,931     281,850     281,850  1,703,050     473,746    473,746  1,703,050     805,072    805,072  1,703,050
  15    880,743     291,773     291,773  1,703,050     513,242    513,242  1,703,050     913,753    913,753  1,703,050

  16    965,596     299,746     299,746  1,703,050     553,407    553,407  1,703,050   1,034,301  1,034,301  1,703,050
  17  1,054,691     305,536     305,536  1,703,050     594,186    594,186  1,703,050   1,168,388  1,168,388  1,703,050
  18  1,148,242     308,874     308,874  1,703,050     635,524    635,524  1,703,050   1,318,023  1,318,023  1,703,050
  19  1,246,469     309,463     309,463  1,703,050     677,378    677,378  1,703,050   1,484,436  1,484,436  1,840,701
  20  1,349,608     306,989     306,989  1,703,050     719,734    719,734  1,703,050   1,666,799  1,666,799  2,033,495

  21  1,417,089     264,049     264,049  1,703,050     723,297    723,297  1,703,050   1,826,399  1,826,399  2,191,678
  22  1,487,943     216,881     216,881  1,703,050     724,500    724,500  1,703,050   2,000,852  2,000,852  2,381,014
  23  1,562,341     164,942     164,942  1,703,050     723,014    723,014  1,703,050   2,191,549  2,191,549  2,586,027
  24  1,640,458     107,535     107,535  1,703,050     718,405    718,405  1,703,050   2,400,002  2,400,002  2,808,003
  25  1,722,480      43,694      43,694  1,703,050     710,068    710,068  1,703,050   2,627,846  2,627,846  3,048,302

  26  1,808,604           0           0          0     697,192    697,192  1,703,050   2,876,845  2,876,845  3,308,372
  27  1,899,035           0           0          0     678,715    678,715  1,703,050   3,150,375  3,150,375  3,559,924
  28  1,993,986           0           0          0     653,272    653,272  1,703,050   3,451,282  3,451,282  3,830,923
  29  2,093,686           0           0          0     619,182    619,182  1,703,050   3,782,939  3,782,939  4,123,403
  30  2,198,370           0           0          0     574,510    574,510  1,703,050   4,149,425  4,149,425  4,439,884

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of excess-of-target premium for the first seven years and 3.5% of all premium from eighth year and on.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Natiomwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



$38,872.05 ANNUAL PREMIUM FOR 20 YEARS                                                  $1,703,050 SPECIFIED AMOUNT
                                   GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST
                               UNISEX: REGULAR ISSUE / NON TOBACCO PREFERRED, AGE 45
                                              DEATH BENEFIT OPTION 2
                                                  CURRENT VALUES

        PREMIUMS           0% HYPOTHETICAL                    6% HYPOTHETICAL                  12% HYPOTHETICAL
          PLUS
POLICY  INTEREST   CONTRACT    SURRENDER    DEATH     CONTRACT   SURRENDER     DEATH     CONTRACT   SURRENDER    DEATH
YEAR     AT 5%       VALUE       VALUE     BENEFIT      VALUE      VALUE      BENEFIT      VALUE      VALUE     BENEFIT
   1     40,816      32,715      31,663  1,734,404      33,341     34,702    1,736,391      35,331     36,692  1,738,381
   2     83,672      61,784      63,922  1,764,834      67,692     69,830    1,770,742      73,840     75,978  1,776,890
   3    128,671      91,641      93,196  1,794,691     103,448    105,003    1,806,498     116,222    117,777  1,819,272
   4    175,921     120,853     120,853  1,823,903     140,591    140,591    1,843,641     162,801    162,801  1,865,851
   5    225,532     149,534     149,534  1,852,584     179,335    179,335    1,882,385     214,216    214,216  1,917,266

   6    277,625     177,455     177,455  1,880,505     219,487    219,487    1,922,537     270,684    270,684  1,973,734
   7    332,321     204,648     204,648  1,907,698     261,142    261,142    1,964,192     332,772    332,772  2,035,822
   8    389,753     232,923     232,923  1,935,973     306,280    306,280    2,009,330     403,104    403,104  2,106,154
   9    450,056     260,346     260,346  1,963,396     353,035    353,035    2,056,085     480,414    480,414  2,183,464
  10    513,375     286,860     286,860  1,989,910     401,416    401,416    2,104,466     565,382    565,382  2,268,432

  11    579,859     312,469     312,469  2,015,519     451,493    451,493    2,154,543     658,821    658,821  2,361,871
  12    649,668     337,125     337,125  2,040,175     503,286    503,286    2,206,336     761,576    761,576  2,464,626
  13    722,967     360,823     360,823  2,063,873     556,864    556,864    2,259,914     874,632    874,632  2,577,682
  14    799,931     383,520     383,520  2,086,570     612,255    612,255    2,315,305     999,034    999,034  2,702,084
  15    880,743     404,972     404,972  2,108,022     669,283    669,283    2,372,333   1,135,729  1,135,729  2,838,779

  16    965,596     425,075     425,075  2,128,125     727,902    727,902    2,430,952   1,285,908  1,285,908  2,988,958
  17  1,054,691     443,702     443,702  2,146,752     788,045    788,045    2,491,095   1,450,868  1,450,868  3,153,918
  18  1,148,242     460,666     460,666  2,163,716     849,573    849,573    2,552,623   1,631,975  1,631,975  3,335,025
  19  1,246,469     475,776     475,776  2,178,826     912,335    912,335    2,615,385   1,830,738  1,830,738  3,533,788
  20  1,349,608     488,863     488,863  2,191,913     976,195    976,195    2,679,245   2,048,848  2,048,848  3,751,898

  21  1,417,089     465,425     465,425  2,168,475   1,005,323  1,005,323    2,708,373   2,252,198  2,252,198  3,955,248
  22  1,487,943     442,220     442,220  2,145,270   1,035,892  1,035,892    2,738,942   2,477,693  2,477,693  4,180,743
  23  1,562,341     417,818     417,818  2,120,868   1,066,502  1,066,502    2,769,552   2,726,227  2,726,227  4,429,277
  24  1,640,458     391,624     391,624  2,094,674   1,096,528  1,096,528    2,799,578   2,999,665  2,999,665  4,702,715
  25  1,722,480     363,466     363,466  2,066,516   1,125,745  1,125,745    2,828,795   3,300,516  3,300,516  5,003,566

  26  1,808,604     333,134     333,134  2,036,184   1,153,877  1,153,877    2,856,927   3,631,521  3,631,521  5,334,571
  27  1,899,035     300,458     300,458  2,003,508   1,180,671  1,180,671    2,883,721   3,995,761  3,995,761  5,698,811
  28  1,993,986     265,211     265,211  1,968,261   1,205,804  1,205,804    2,908,854   4,396,589  4,396,589  6,099,639
  29  2,093,686     227,112     227,112  1,930,162   1,228,876  1,228,876    2,931,926   4,837,662  4,837,662  6,540,712
  30  2,198,370     185,842     185,842  1,888,892   1,249,427  1,249,427    2,952,477   5,322,996  5,322,996  7,026,046

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of excess-of-target premium for the first seven years and 3.5% of all premium from eighth year and on.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



$38,872.05 ANNUAL PREMIUM FOR 20 YEARS                                                  $1,703,050 SPECIFIED AMOUNT
                                   GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST
                               UNISEX: REGULAR ISSUE / NON TOBACCO PREFERRED, AGE 45
                                              DEATH BENEFIT OPTION 2
                                                 GUARANTEED VALUES

        PREMIUMS            0% HYPOTHETICAL                   6% HYPOTHETICAL                  12% HYPOTHETICAL
          PLUS
POLICY  INTEREST    CONTRACT   SURRENDER    DEATH     CONTRACT   SURRENDER    DEATH     CONTRACT   SURRENDER    DEATH
YEAR      AT 5%      VALUE       VALUE     BENEFIT      VALUE      VALUE     BENEFIT      VALUE      VALUE     BENEFIT
   1      40,816     26,677      28,038  1,729,727      28,504     29,865    1,731,554      30,335     31,696  1,733,385
   2      83,672     52,257      54,395  1,755,307      57,543     59,681    1,760,593      63,054     65,192  1,766,104
   3     128,671     76,725      78,280  1,779,775      87,104     88,659    1,790,154      98,361     99,916  1,801,411
   4     175,921    100,048     100,048  1,803,098     117,159    117,159    1,820,209     136,467    136,467  1,839,517
   5     225,532    122,159     122,159  1,825,209     147,639    147,639    1,850,689     177,566    177,566  1,880,616

   6     277,625    142,992     142,992  1,846,042     178,474    178,474    1,881,524     221,871    221,871  1,924,921
   7     332,321    162,415     162,415  1,865,465     209,522    209,522    1,912,572     269,545    269,545  1,972,595
   8     389,753    181,670     181,670  1,884,720     242,087    242,087    1,945,137     322,302    322,302  2,025,352
   9     450,056    199,249     199,249  1,902,299     274,638    274,638    1,977,688     378,980    378,980  2,082,030
  10     513,375    215,043     215,043  1,918,093     307,033    307,033    2,010,083     439,831    439,831  2,142,881

  11     579,859    228,961     228,961  1,932,011     339,141    339,141    2,042,191     505,152    505,152  2,208,202
  12     649,668    240,929     240,929  1,943,979     370,843    370,843    2,073,893     575,286    575,286  2,278,336
  13     722,967    250,875     250,875  1,953,925     402,013    402,013    2,105,063     650,613    650,613  2,353,663
  14     799,931    258,710     258,710  1,961,760     432,504    432,504    2,135,554     731,532    731,532  2,434,582
  15     880,743    264,296     264,296  1,967,346     462,108    462,108    2,165,158     818,427    818,427  2,521,477

  16     965,596    267,426     267,426  1,970,476     490,536    490,536    2,193,586     911,649    911,649  2,614,699
  17   1,054,691    267,829     267,829  1,970,879     517,417    517,417    2,220,467   1,011,510  1,011,510  2,714,560
  18   1,148,242    265,201     265,201  1,968,251     542,324    542,324    2,245,374   1,118,315  1,118,315  2,821,365
  19   1,246,469    259,225     259,225  1,962,275     564,796    564,796    2,267,846   1,232,380  1,232,380  2,935,430
  20   1,349,608    249,586     249,586  1,952,636     584,348    584,348    2,287,398   1,354,053  1,354,053  3,057,103

  21   1,417,089    199,908     199,908  1,902,958     562,239    562,239    2,265,289   1,443,314  1,443,314  3,146,364
  22   1,487,943    146,691     146,691  1,849,741     534,698    534,698    2,237,748   1,537,032  1,537,032  3,240,082
  23   1,562,341     89,722      89,722  1,792,772     501,212    501,212    2,204,262   1,635,372  1,635,372  3,338,422
  24   1,640,458     28,703      28,703  1,731,753     461,156    461,156    2,164,206   1,738,422  1,738,422  3,441,472
  25   1,722,480          0           0          0     413,695    413,695    2,116,745   1,846,089  1,846,089  3,549,139

  26   1,808,604          0           0          0     357,768    357,768    2,060,818   1,958,078  1,958,078  3,661,128
  27   1,899,035          0           0          0     292,086    292,086    1,995,136   2,073,869  2,073,869  3,776,919
  28   1,993,986          0           0          0     215,123    215,123    1,918,173   2,192,710  2,192,710  3,895,760
  29   2,093,686          0           0          0     125,243    125,243    1,828,293   2,313,718  2,313,718  4,016,768
  30   2,198,370          0           0          0      20,919     20,919    1,723,969   2,436,112  2,436,112  4,139,162

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and a monthly $5.00 administrative expense charge all the time. Current values reflect a premium charge of 9% of target premium and 6.5% of excess-of-target premium for the first seven years and 3.5% of all premium from eighth year and on.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                                 Performance Table
              ---------------------------------------------------------------------------------------------------------------------
                                Annual Percentage           Non annualized Percentage Change          Annualized Percentage
                                     Change                                                           Change
              ---------------------------------------------------------------------------------------------------------------------
                Fund      Unit                        1 mo    1 Yr     2 Yrs     3 Yrs.  5 yrs. Inception  3 Yrs.   5 yrs. Inception
UNDERLYING  Inception   Values                         to      to       to        to       to      to        to       to       to
INVESTMENT     Date   12/31/98  1995   1996   1997  12/31/98 12/31/98 12/31/98 12/31/98 12/31/98 12/31/98 12/31/98 12/31/98 12/31/98
  OPTIONS
-----------------------------------------------------------------------------------------------------------------------------------
American      05/02/91   11.60 10.00  11.36  14.94     4.18   14.91    32.06   47.09    76.58  119.86    13.73    12.04    10.83
Century VP
Balanced
---------------------------------------------------------------------------------------------------------------------------------
American      11/20/87    8.58 30.12  -5.04  -3.98    10.60   -2.89    -6.22  -11.46    13.02  121.98    -3.97     2.48     7.44
Century VP
Capital App
---------------------------------------------------------------------------------------------------------------------------------
American      10/30/97   10.87 N/A   N/A    N/A        5.91   25.92    25.92 N/A     N/A        35.57 N/A      N/A         29.72
Century VP
Inc & Growth
---------------------------------------------------------------------------------------------------------------------------------
American      05/01/94   11.74 11.37  13.54  17.75     5.33   17.87    38.87   57.59 N/A        65.91    16.37 N/A         11.47
Century VP
International
---------------------------------------------------------------------------------------------------------------------------------
American      05/01/96   10.67 N/A   N/A     25.14    -0.51    4.03    18.69 N/A     N/A        45.45 N/A      N/A         15.10
Century VP
Value
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Soc.  10/06/93   13.30 32.55  24.63  27.11     4.29   29.24    65.66  104.74   177.55  194.62    26.98    22.65    20.73
Resp. Growth
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus       09/29/89   11.12 60.73  19.86  15.34     4.37   10.98    25.56   53.42 N/A       142.39    15.34 N/A         20.92
Stock Index
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus       05/05/93   13.09 33.56  20.32  27.48     7.84   28.42    64.30   96.96   164.99  183.97    25.35    21.52    22.07
Capital
Appreciation
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF   05/02/94   13.31 35.76  21.61  31.96     5.71   27.25    64.91  104.23   177.62  303.22    26.87    22.66    16.26
Growth &
Income
---------------------------------------------------------------------------------------------------------------------------------
Fidelity      09/06/89   11.76 16.08  13.74  19.75     4.06   14.19    33.53   55.53    68.29  190.91    15.86    10.97    12.13
Asst. Mgmt.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity      01/03/95   13.16 N/A    20.39  23.21    12.09   29.01    62.65   91.38 N/A       165.26    24.15 N/A         27.68
Contrafund
---------------------------------------------------------------------------------------------------------------------------------
Fidelity      10/09/86   11.53 34.09  13.42  27.15     3.06   10.79    31.50   59.78   127.68  373.70    16.91    17.89    13.57
Equity Inc.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity      01/03/95   13.99 34.36  13.84  22.56     8.47   38.45    80.34   93.17   157.55  546.19    24.54    20.83    16.49
Growth
Opportunities
---------------------------------------------------------------------------------------------------------------------------------
Fidelity      10/09/86   13.04 N/A    17.38  28.98     5.32   23.68    56.22   87.26 N/A       146.32    23.26 N/A         25.34
Growth
---------------------------------------------------------------------------------------------------------------------------------
Fidelity      09/19/85    9.85 19.71  13.17  16.79    -0.67   -5.04     0.00   25.51    46.81  268.19     7.87     7.98    10.31
High Inc.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity      01/28/87   10.82  8.86  12.36  10.72     2.13   11.91    24.57   39.23    53.03  144.46    11.66     8.88     7.78
Overseas
---------------------------------------------------------------------------------------------------------------------------------
Morgan        06/16/97    6.83 N/A   N/A    N/A       -2.39  -28.91   -28.91 N/A     N/A       -28.65 N/A      N/A        -19.70
Stanley
Emerging Mkt
---------------------------------------------------------------------------------------------------------------------------------
NSAT Capital  04/15/92   11.54 30.75   8.32  28.04    12.96   14.66    38.94   59.03    96.08  491.35    16.72    14.42    13.23
Appreciation
---------------------------------------------------------------------------------------------------------------------------------
NSAT Govt.    11/08/82    9.32 N/A   N/A    N/A        4.70   30.68    30.68 N/A     N/A        37.32 N/A      N/A         31.49
Bond
---------------------------------------------------------------------------------------------------------------------------------
NSAT Money    11/10/81   10.55 10.11   3.52   5.94     0.08    3.61     8.55   13.63    24.00  167.28     4.35     4.40     7.11
Mkt.
---------------------------------------------------------------------------------------------------------------------------------
NSAT Small    10/31/97   10.55 35.45  28.59  30.27     2.31    3.43    20.06   73.27 N/A       127.97    20.11 N/A         18.84
Capital Value
---------------------------------------------------------------------------------------------------------------------------------
NSAT Small    10/23/95
Company Fund
---------------------------------------------------------------------------------------------------------------------------------
NSAT Tot.     11/08/82   13.54 28.39  25.19  33.49     5.17   28.99    69.27  115.57   172.24  211.62    29.18    22.18    18.46
Return
---------------------------------------------------------------------------------------------------------------------------------
N/B AMT       09/10/84   10.61  4.88   4.34   4.48     0.35    4.48     9.16   13.90    23.18  178.18     4.43     4.26     6.15
Growth
---------------------------------------------------------------------------------------------------------------------------------
N/B AMT       11/03/97    8.56 N/A   N/A    N/A        4.56   -3.79    -3.79 N/A     N/A        -5.46 N/A      N/A         -4.70
Guardian
---------------------------------------------------------------------------------------------------------------------------------
N/B AMT Bond  09/10/84    9.90 N/A    21.90  16.47     7.96    0.25     8.34   42.35 N/A        62.59    12.49 N/A         16.47
---------------------------------------------------------------------------------------------------------------------------------
N/B AMT       03/22/94   12.07 28.13  20.92  28.46     3.40   17.19    43.79   82.05   134.01  921.26    22.10    18.54    15.48
Partners
---------------------------------------------------------------------------------------------------------------------------------
OPPEN Bond    04/30/85   11.04 16.12   4.01   8.44     0.34    6.00    13.65   19.55    35.13  220.76     6.13     6.21     8.90
---------------------------------------------------------------------------------------------------------------------------------
OPPEN Global  11/12/90   11.48  1.48  16.91  21.51     5.99   13.25    32.85   60.89    52.77  145.11    17.18     8.85    11.65
Securities
---------------------------------------------------------------------------------------------------------------------------------
OPPEN Growth  04/03/85   12.30 35.63  24.28  25.76     9.52   23.07    53.12   92.36   161.43  597.99    24.37    21.19    15.19
Fund
---------------------------------------------------------------------------------------------------------------------------------
OPPEN         02/09/87   10.78 20.45  14.63  16.35     1.48    5.86    17.48   41.17    65.50  236.55    12.18    10.60    10.75
Multiple
Strategies
---------------------------------------------------------------------------------------------------------------------------------
STRONG        05/08/92   10.18 34.25   0.05  10.56     8.37    6.46    15.49   17.75    48.45   94.83     5.60     8.22    10.56
Discovery
---------------------------------------------------------------------------------------------------------------------------------
STRONG        10/20/95    8.16 N/A     9.55 -14.17     4.84   -5.49   -14.88  -11.13 N/A        -8.94    -3.86 N/A         -2.89
International
---------------------------------------------------------------------------------------------------------------------------------
STRONG        05/08/92   11.41 24.88  17.26  24.52     4.57   12.69    33.50   64.54   111.29  203.46    18.06    16.14    18.18
Special
---------------------------------------------------------------------------------------------------------------------------------
VAN ECK       09/01/89    4.78 N/A    25.89 -12.27     0.64  -34.62   -50.49  -27.79 N/A       -28.53   -10.29 N/A        -10.50
Worldwide.
Bond
---------------------------------------------------------------------------------------------------------------------------------
VAN ECK       12/27/95   11.61 16.43   1.75   1.62     1.51   11.91    19.35   15.72    31.96   73.02     4.99     5.70     6.05
Wldwide.
Emerging Mkt
---------------------------------------------------------------------------------------------------------------------------------
VAN ECK       09/01/89    6.21 10.17  17.18  -2.41    -2.40  -31.48   -43.98  -21.65   -18.44   13.17    -7.81    -3.99     1.33
Wldwide.
Hard Assets
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen    07/03/95    9.54 N/A    39.48  20.57     1.04  -12.28    -9.79   47.51 N/A        59.23    13.83 N/A         14.25
Am Cap Real
Estate
---------------------------------------------------------------------------------------------------------------------------------
Warburg       06/30/95    9.22 N/A     9.16  -2.99     0.86    4.56     5.31   10.72 N/A        18.36     3.45 N/A          4.93
Pincus Inter
Equity
---------------------------------------------------------------------------------------------------------------------------------
Warburg Post  09/30/96   10.31 N/A   N/A     12.49     9.41    5.71    15.28 N/A     N/A        15.84 N/A      N/A          6.75
Venture
Capital
---------------------------------------------------------------------------------------------------------------------------------
Warburg       06/30/95    9.82 N/A    13.05  14.79     7.53   -3.58     1.44   25.12 N/A        55.94     7.76 N/A         13.54
Pincus Small
Co.
---------------------------------------------------------------------------------------------------------------------------------

                          Independent Auditors' Report


The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-C:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-C as of December 31, 1998, and the related statement of operations and changes in contract owners' equity for the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VL Separate Account-C as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for the period May 1, 1998 (commencement of operations) through December 31, 1998, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

                       NATIONWIDE VL SEPARATE ACCOUNT - C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         67,771 shares (cost $405,064) .............................................   $   459,489
      American Century VP - American Century VP International (ACVPInt)
         40,174 shares (cost $275,351) .............................................       306,126
      American Century VP - American Century VP Value (ACVPValue)
         14,278 shares (cost $90,889) ..............................................        96,093
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         266 shares (cost $7,429) ..................................................         8,265
      Dreyfus Stock Index Fund (DryStkIx)
         185,783 shares (cost $5,140,294) ..........................................     6,041,674
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         8,328 shares (cost $276,608) ..............................................       300,718
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEI)
         361 shares (cost $8,302) ..................................................         9,155
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr)
         35,182 shares (cost $1,398,277) ...........................................     1,576,836
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI)
         83,195 shares (cost $900,788) .............................................       957,577
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)
         33,371 shares (cost $619,631) .............................................       668,429
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
         52,010 shares (cost $1,064,968) ...........................................     1,270,081
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
         17,198 shares (cost $351,358) .............................................       393,139
      Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)
         14,873 shares (cost $96,661) ..............................................        90,728
      Nationwide SAT - Balanced Fund (NSATBal)
         7,637 shares (cost $79,936) ...............................................        80,804
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         17,741 shares (cost $439,254) .............................................       471,722
      Nationwide SAT - Global Equities Fund (NSATGlobEq)
         210 shares (cost $2,107) ..................................................         2,471
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         43,182 shares (cost $513,537) .............................................       504,792
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         14,403 shares (cost $141,675) .............................................       144,610
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         7,104,131 shares (cost $7,104,131) ........................................     7,104,131
      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         33,105 shares (cost $324,442) .............................................       325,088

                                                                     (Continued)

      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         233 shares (cost $2,153) .....................................         2,543
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         61,953 shares (cost $539,799) ................................       587,937
      Nationwide SAT - Small Company Fund (NSATSmCo)
         28,600 shares (cost $412,656) ................................       457,891
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         28,029 shares (cost $242,052) ................................       283,652
      Nationwide SAT - Total Return Fund (NSATTotRe)
         5,619 shares (cost $97,485) ..................................       103,385
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         86,606 shares (cost $1,035,407) ..............................     1,198,625
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         66,658 shares (cost $849,195) ................................     1,081,201
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         12,810 shares (cost $222,364) ................................       242,488
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGr)
         11,499 shares (cost $417,543) ................................       515,480
      Oppenheimer VAF - Growth Fund (OppGro)
         3,413 shares (cost $104,659) .................................       125,165
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         13,520 shares (cost $251,274) ................................       276,894
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         18,698 shares (cost $117,838) ................................       133,132
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         8,993 shares (cost $84,775) ..................................        82,736
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         1,046 shares (cost $13,889) ..................................        14,397
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         39,914 shares (cost $423,285) ................................       458,216
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         20,492 shares (cost $209,561) ................................       225,209
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         18,657 shares (cost $183,538) ................................       219,774
                                                                          -----------
            Total investments .........................................    26,820,653
   Accounts receivable ................................................        78,606
                                                                          -----------
            Total assets ..............................................    26,899,259
ACCOUNTS RECEIVABLE ...................................................        --
                                                                          -----------
CONTRACT OWNERS' EQUITY (NOTE 7) ......................................   $26,899,259
                                                                          ===========


See accompanying notes to financial statements.

                       NATIONWIDE VL SEPARATE ACCOUNT - C
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        For the Period May 1, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                 Total       ACVPIncGr         ACVPInt       ACVPValue
                                                                 -----      ---------          -------       ---------
Investment activity:
Reinvested dividends ...............................    $      167,299           2,209              -               -
Mortality and expense charges (note 3) .............           (23,151)           (336)           (196)            (77)
                                                        --------------         -------         -------          ------
  Net investment activity ..........................           144,148           1,873            (196)            (77)
                                                        --------------         -------         -------          ------

Proceeds from mutual fund shares sold ..............         3,278,422          18,460              -              960
Cost of mutual fund shares sold ....................        (3,254,787)        (16,283)             -             (886)
                                                        --------------         -------         -------          ------
  Realized gain (loss) on investments ..............            23,635           2,177              -               74
Change in unrealized gain (loss) on investments ....         2,372,478          54,426          30,775           5,204
                                                        --------------         -------         -------          ------
  Net gain (loss) on investments ...................         2,396,113          56,603          30,775           5,278
                                                        --------------         -------         -------          ------
Reinvested capital gains ...........................            23,462              -               -               -
                                                        --------------         -------         -------          ------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............         2,563,723          58,476          30,579           5,201
                                                        --------------         -------         -------          ------
Equity transactions:
Purchase payments received from
  contract owners
Transfers between funds ............................        24,823,406         375,552         232,301          77,512
Surrenders .........................................                -           33,816          48,928          14,883
Policy loans (net of repayments) (note 5) ..........                -               -               -               -
Redemptions to pay cost of insurance ...............                -               -               -               -
  charges and administration charges
  (notes 2b and 2c) ................................          (487,870)         (8,540)         (5,673)         (1,490)
                                                        --------------         -------         -------          ------
    Net equity transactions ........................        24,335,536         400,828         275,556          90,905
                                                        --------------         -------         -------          ------

Net change in contract owners' equity ..............        26,899,259         459,304         306,135          96,106
Contract owners' equity beginning of period ........                -               -               -               -
                                                        --------------         -------         -------          ------
Contract owners' equity end of period ..............    $   26,899,259         459,304         306,135          96,106
                                                        ==============         =======         =======          ======

                                                     DrySRGro         DryStkIx        DryCapAp        FidVIPEI
                                                     --------         --------        --------        --------
Investment activity:
Reinvested dividends ...............................       13           16,440           1,424              -
Mortality and expense charges (note 3) .............       (5)          (4,323)           (168)             (7)
                                                        -----        ---------         -------           -----
  Net investment activity ..........................        8           12,117           1,256              (7)
                                                        -----        ---------         -------           -----

Proceeds from mutual fund shares sold ..............      403           74,709          18,997             238
Cost of mutual fund shares sold ....................     (360)         (68,241)        (16,543)           (216)
                                                        -----        ---------         -------           -----
  Realized gain (loss) on investments ..............       43            6,468           2,454              22
Change in unrealized gain (loss) on investments ....      836          901,380          24,110             853
                                                        -----        ---------         -------           -----
  Net gain (loss) on investments ...................      879          907,848          26,564             875
                                                        -----        ---------         -------           -----
Reinvested capital gains ...........................      287            4,384              -               -
                                                        -----        ---------         -------           -----
    Net increase (decrease) in contract owners'
      equity resulting from operations .............    1,174          924,349          27,820             868
                                                        -----        ---------         -------           -----
Equity transactions:
Purchase payments received from
  contract owners
Transfers between funds ............................    4,085        1,344,322         254,590           3,459
Surrenders .........................................    3,639        3,839,399          26,358           5,196
Policy loans (net of repayments) (note 5) ..........       -                -               -               -
Redemptions to pay cost of insurance ...............       -                -               -               -
  charges and administration charges
  (notes 2b and 2c) ................................     (628)         (65,383)         (8,026)           (369)
                                                        -----        ---------         -------           -----
    Net equity transactions ........................    7,096        5,118,338         272,922           8,286
                                                        -----        ---------         -------           -----

Net change in contract owners' equity ..............    8,270        6,042,687         300,742           9,154
Contract owners' equity beginning of period ........       -                -               -               -
                                                        -----        ---------         -------           -----
Contract owners' equity end of period ..............    8,270        6,042,687         300,742           9,154
                                                        =====        =========         =======           =====

                                                                     (Continued)

                       NATIONWIDE VL SEPARATE ACCOUNT - C
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        For the Period May 1, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                FidVIPGr        FidVIPHI        FidVIPOv       FidVIPCon
                                                                --------        --------        --------       ---------
Investment activity:
Reinvested dividends ...............................           $       -               -               -               -
Mortality and expense charges (note 3) .............                (835)           (736)           (415)           (860)
                                                               ---------         -------         -------       ---------
  Net investment activity ..........................                (835)           (736)           (415)           (860)
                                                               ---------         -------         -------       ---------

Proceeds from mutual fund shares sold ..............              10,989          26,665          35,291          24,885
Cost of mutual fund shares sold ....................             (10,235)        (25,810)        (31,093)        (23,083)
                                                               ---------         -------         -------       ---------
  Realized gain (loss) on investments ..............                 754             855           4,198           1,802
Change in unrealized gain (loss) on investments ....             178,559          56,789          48,798         205,114
                                                               ---------         -------         -------       ---------
  Net gain (loss) on investments ...................             179,313          57,644          52,996         206,916
                                                               ---------         -------         -------       ---------
Reinvested capital gains ...........................                  -               -               -               -
                                                               ---------         -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............             178,478          56,908          52,581         206,056
                                                               ---------         -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners ..................................             877,191         797,529         322,715       1,010,459
Transfers between funds ............................             536,214         126,690         302,240          83,425
Surrenders .........................................                  -               -               -               -
Policy loans (net of repayments) (note 5) ..........                  -               -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ................................             (15,006)        (23,488)         (9,108)        (29,838)
                                                               ---------         -------         -------       ---------
    Net equity transactions ........................           1,398,399         900,731         615,847       1,064,046
                                                               ---------         -------         -------       ---------

Net change in contract owners' equity ..............           1,576,877         957,639         668,428       1,270,102
Contract owners' equity beginning of period ........                  -               -               -               -
                                                               ---------         -------         -------       ---------
Contract owners' equity end of period ..............           1,576,877         957,639         668,428       1,270,102
                                                               =========         =======         =======       =========

                                                           FidVIPGrOp        VKMSEmMkt         NSATBal       NSATCapAp
                                                           ----------        ---------         -------       ---------
Investment activity:
Reinvested dividends ...............................                -           10,770             579             864
Mortality and expense charges (note 3) .............             (220)             (72)            (39)           (308)
                                                              -------           ------          ------         -------
  Net investment activity ..........................             (220)          10,698             540             556
                                                              -------           ------          ------         -------

Proceeds from mutual fund shares sold ..............            3,540            3,311          10,977          39,188
Cost of mutual fund shares sold ....................           (3,522)          (3,263)        (10,455)        (35,989)
                                                              -------           ------          ------         -------
  Realized gain (loss) on investments ..............               18               48             522           3,199
Change in unrealized gain (loss) on investments ....           41,781           (5,933)            868          32,468
                                                              -------           ------          ------         -------
  Net gain (loss) on investments ...................           41,799           (5,885)          1,390          35,667
                                                              -------           ------          ------         -------
Reinvested capital gains ...........................               -                -              221          11,909
                                                              -------           ------          ------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............           41,579            4,813           2,151          48,132
                                                              -------           ------          ------         -------
Equity transactions:
Purchase payments received from
  contract owners ..................................           39,353           76,358          64,453         469,254
Transfers between funds ............................          315,460           10,866          16,856         (26,553)
Surrenders .........................................               -                -               -               -
Policy loans (net of repayments) (note 5) ..........               -                -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ................................           (3,286)          (1,302)         (2,533)        (19,108)
                                                              -------           ------          ------         -------
    Net equity transactions ........................          351,527           85,922          78,776         423,593
                                                              -------           ------          ------         -------

Net change in contract owners' equity ..............          393,106           90,735          80,927         471,725
Contract owners' equity beginning of period ........               -                -               -               -
                                                              -------           ------          ------         -------
Contract owners' equity end of period ..............          393,106           90,735          80,927         471,725
                                                              =======           ======          ======         =======

                       NATIONWIDE VL SEPARATE ACCOUNT - C
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        For the Period May 1, 1998 (commencement of operations) Through
                               December 31, 1998

                                                              NSATGlobEq       NSATGvtBd      NSATHIncBd       NSATMyMkt
                                                              ----------       ---------      ----------       ---------
Investment activity:
Reinvested dividends .......................................     $     5           7,625           1,789         116,826
Mortality and expense charges (note 3) .....................          (3)           (306)            (86)        (10,114)
                                                                 -------         -------         -------       ---------
  Net investment activity ..................................           2           7,319           1,703         106,712
                                                                 -------         -------         -------       ---------

Proceeds from mutual fund shares sold ......................          43           1,249          17,430       2,917,122
Cost of mutual fund shares sold ............................         (37)         (1,246)        (16,738)     (2,917,122)
                                                                 -------         -------         -------       ---------
  Realized gain (loss) on investments ......................           6               3             692              -
Change in unrealized gain (loss) on investments ............         365          (8,745)          2,935              -
                                                                 -------         -------         -------       ---------
  Net gain (loss) on investments ...........................         371          (8,742)          3,627              -

Reinvested capital gains ...................................          17           2,401              -               -
                                                                 -------         -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .....................         390             978           5,330         106,712
                                                                 -------         -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners ..........................................         259         314,799         138,276      14,686,986
Transfers between funds ....................................       1,883         195,168           3,992      (7,412,730)
Surrenders .................................................          -               -               -               -
Policy loans (net of repayments) (note 5) ..................          -               -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ........................................         (52)         (6,117)         (2,423)       (200,727)
                                                                 -------         -------         -------       ---------
    Net equity transactions ................................       2,090         503,850         139,845       7,073,529
                                                                 -------         -------         -------       ---------

Net change in contract owners' equity ......................       2,480         504,828         145,175       7,180,241
Contract owners' equity beginning of period ................          -               -               -               -
                                                                 -------         -------         -------       ---------
Contract owners' equity end of period ......................     $ 2,480         504,828         145,175       7,180,241
                                                                 =======         =======         =======       =========

                                                        NSATMSecBd       NSATMidCap      NSATSmCapV        NSATSmCo
                                                        ----------       ----------      ----------        --------
Investment activity:
Reinvested dividends .................................       3,801                4              -               -
Mortality and expense charges (note 3) ...............        (203)              (3)           (251)           (266)
                                                           -------            -----         -------         -------
  Net investment activity ............................       3,598                1            (251)           (266)
                                                           -------            -----         -------         -------

Proceeds from mutual fund shares sold ................       2,882               44             749           4,791
Cost of mutual fund shares sold ......................      (2,846)             (37)           (617)         (4,712)
                                                           -------            -----         -------         -------
  Realized gain (loss) on investments ................          36                7             132              79
Change in unrealized gain (loss) on investments ......         646              390          48,137          45,235
                                                           -------            -----         -------         -------
  Net gain (loss) on investments .....................         682              397          48,269          45,314

Reinvested capital gains .............................         233               -               -               -
                                                           -------            -----         -------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...............       4,513              398          48,018          45,048
                                                           -------            -----         -------         -------
Equity transactions:
Purchase payments received from
  contract owners ....................................     291,490              314          53,437         415,058
Transfers between funds ..............................      33,681            1,884         488,017          12,398
Surrenders ...........................................          -                -               -               -
Policy loans (net of repayments) (note 5) ............          -                -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ..................................      (3,898)             (52)         (1,592)        (14,608)
                                                           -------            -----         -------         -------
    Net equity transactions ..........................     321,273            2,146         539,862         412,848
                                                           -------            -----         -------         -------

Net change in contract owners' equity ................     325,786            2,544         587,880         457,896
Contract owners' equity beginning of period ..........          -                -               -               -
                                                           -------            -----         -------         -------
Contract owners' equity end of period ................     325,786            2,544         587,880         457,896
                                                           =======            =====         =======         =======

                                                                     (Continued)

                       NATIONWIDE VL SEPARATE ACCOUNT - C
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        For the Period May 1, 1998 (commencement of operations) Through
                               December 31, 1998

                                                               NSATStrVal       NSATTotRe      NBAMTGuard       NBAMTMCGr
                                                               ----------       ---------      ----------       ---------
Investment activity:
Reinvested dividends .....................................    $       697             262              -               -
Mortality and expense charges (note 3) ...................           (234)            (78)           (837)           (620)
                                                             ------------         -------       ---------       ---------
  Net investment activity ................................            463             184            (837)           (620)
                                                             ------------         -------       ---------       ---------

Proceeds from mutual fund shares sold ....................          5,193             975           7,799           4,507
Cost of mutual fund shares sold ..........................         (5,131)           (930)         (7,186)         (4,091)
                                                             ------------         -------       ---------       ---------
  Realized gain (loss) on investments ....................             62              45             613             416
Change in unrealized gain (loss) on investments ..........         41,599           5,900         163,218         232,006
                                                             ------------         -------       ---------       ---------
  Net gain (loss) on investments .........................         41,661           5,945         163,831         232,422
                                                             ------------         -------       ---------       ---------
Reinvested capital gains .................................             -            4,010              -               -
                                                             ------------         -------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................         42,124          10,139         162,994         231,802
                                                             ------------         -------       ---------       ---------
Equity transactions:
Purchase payments received from
  contract owners ........................................        158,330          79,186         795,893         440,392
Transfers between funds ..................................         87,690          15,559         253,300         417,252
Surrenders ...............................................             -               -               -               -
Policy loans (net of repayments) (note 5) ................             -               -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ......................................         (4,477)         (1,494)        (13,527)         (8,273)
                                                             ------------         -------       ---------       ---------
    Net equity transactions ..............................        241,543          93,251       1,035,666         849,371
                                                             ------------         -------       ---------       ---------

Net change in contract owners' equity ....................        283,667         103,390       1,198,660       1,081,173
Contract owners' equity beginning of period ..............             -               -               -               -
                                                             ------------         -------       ---------       ---------
Contract owners' equity end of period ....................   $    283,667         103,390       1,198,660       1,081,173
                                                             ============         =======       =========       =========

                                                             NBAMTPart         OppCapAp          OppGro        OppGrInc
                                                             ---------         --------          ------        --------
Investment activity:
Reinvested dividends .....................................          -                -               -               -
Mortality and expense charges (note 3) ...................        (180)            (320)           (101)           (157)
                                                               -------          -------         -------         -------
  Net investment activity ................................        (180)            (320)           (101)           (157)
                                                               -------          -------         -------         -------

Proceeds from mutual fund shares sold ....................       2,278              857          28,812             906
Cost of mutual fund shares sold ..........................      (2,175)            (910)        (30,635)           (797)
                                                               -------          -------         -------         -------
  Realized gain (loss) on investments ....................         103              (53)         (1,823)            109
Change in unrealized gain (loss) on investments ..........      20,123           97,938          20,506          25,619
                                                               -------          -------         -------         -------
  Net gain (loss) on investments .........................      20,226           97,885          18,683          25,728
                                                               -------          -------         -------         -------
Reinvested capital gains .................................          -                -               -               -
                                                               -------          -------         -------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................      20,046           97,565          18,582          25,571
                                                               -------          -------         -------         -------
Equity transactions:
Purchase payments received from
  contract owners ........................................     200,749          248,676          86,295         104,537
Transfers between funds ..................................      26,446          174,349          22,139         149,203
Surrenders ...............................................          -                -               -               -
Policy loans (net of repayments) (note 5) ................          -                -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ......................................      (4,731)          (5,124)         (1,833)         (2,412)
                                                               -------          -------         -------         -------
    Net equity transactions ..............................     222,464          417,901         106,601         251,328
                                                               -------          -------         -------         -------

Net change in contract owners' equity ....................     242,510          515,466         125,183         276,899
Contract owners' equity beginning of period ..............          -                -               -               -
                                                               -------          -------         -------         -------
Contract owners' equity end of period ....................     242,510          515,466         125,183         276,899
                                                               =======          =======         =======         =======

                       NATIONWIDE VL SEPARATE ACCOUNT - C
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        For the Period May 1, 1998 (commencement of operations) Through
                               December 31, 1998

                                                              VEWrldEMkt       VEWrldHAs       VKMSRESec         WPGrInc
                                                              ----------       ---------       ---------         -------
Investment activity:
Reinvested dividends ....................................   $          -               -               -           2,979
Mortality and expense charges (note 3) ..................           (102)            (68)             (2)           (289)
                                                            ------------          ------          ------         -------
  Net investment activity ...............................           (102)            (68)             (2)          2,690
                                                            ------------          ------          ------         -------

Proceeds from mutual fund shares sold ...................          2,077           1,076              33           5,560
Cost of mutual fund shares sold .........................         (1,987)         (1,070)            (30)         (5,306)
                                                            ------------          ------          ------         -------
  Realized gain (loss) on investments ...................             90               6               3             254
Change in unrealized gain (loss) on investments .........         15,293          (2,039)            508          34,931
                                                            ------------          ------          ------         -------
  Net gain (loss) on investments ........................         15,383          (2,033)            511          35,185
                                                            ------------          ------          ------         -------
Reinvested capital gains ................................             -               -               -               -
                                                            ------------          ------          ------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................         15,281          (2,101)            509          37,875
                                                            ------------          ------          ------         -------
Equity transactions:
Purchase payments received from
  contract owners .......................................         87,572          75,264             311         373,642
Transfers between funds .................................         32,251          10,866          13,626          59,416
Surrenders ..............................................             -               -               -               -
Policy loans (net of repayments) (note 5) ...............             -               -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................         (1,951)         (1,280)            (53)        (12,701)
                                                            ------------          ------          ------         -------
    Net equity transactions .............................        117,872          84,850          13,884         420,357
                                                            ------------          ------          ------         -------

Net change in contract owners' equity ...................        133,153          82,749          14,393         458,232
Contract owners' equity beginning of period .............             -               -               -               -
                                                            ------------          ------          ------         -------
Contract owners' equity end of period ...................   $    133,153          82,749          14,393         458,232
                                                            ============          ======          ======         =======

                                                             WPIntEq        WPPVenCap
                                                             -------        ---------
Investment activity:
Reinvested dividends ....................................      1,012               -
Mortality and expense charges (note 3) ..................       (180)            (154)
                                                             -------          -------
  Net investment activity ...............................        832             (154)
                                                             -------          -------

Proceeds from mutual fund shares sold ...................      3,488            1,938
Cost of mutual fund shares sold .........................     (3,431)          (1,774)
                                                             -------          -------
  Realized gain (loss) on investments ...................         57              164
Change in unrealized gain (loss) on investments .........     15,648           36,237
                                                             -------          -------
  Net gain (loss) on investments ........................     15,705           36,401
                                                             -------          -------
Reinvested capital gains ................................         -                -
                                                             -------          -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................     16,537           36,247
                                                             -------          -------
Equity transactions:
Purchase payments received from
  contract owners .......................................    160,067          162,740
Transfers between funds .................................     51,953           24,240
Surrenders ..............................................         -                -
Policy loans (net of repayments) (note 5) ...............         -                -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................     (3,326)          (3,441)
                                                             -------          -------
    Net equity transactions .............................    208,694          183,539
                                                             -------          -------

Net change in contract owners' equity ...................    225,231          219,786
Contract owners' equity beginning of period .............         -                -
                                                             -------          -------
Contract owners' equity end of period ...................    225,231          219,786
                                                             =======          =======


See accompanying notes to financial statements.

                       NATIONWIDE VL SEPARATE ACCOUNT - C

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                 (American Century VP);
                American Century VP - American Century VP Income & Growth
                 (ACVPIncGr)
                American Century VP - American Century VP International
                 (ACVPInt)
                American Century VP - American Century VP Value
                 (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Portfolios of the Fidelity Variable Insurance Products Fund
                 (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                 (FidVIPEI)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)

              Portfolio of the Fidelity Variable Insurance Products Fund II
               (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                 (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service
                 Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)

                Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Capital Appreciation Fund (OppCapAp) Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment Trust
               (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate
                 Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

         At December 31, 1998, contract owners have invested in all of the above funds except for Nationwide SAT - Equity Income Fund and Nationwide SAT
         - Strategic Growth Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
         Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On corporate flexible premium contracts, the Company deducts a charge for state premium taxes of 3.5% on all premiums received to cover the payment of premium taxes. Additionally, the Company deducts a front-end sales load not to exceed 5.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For corporate flexible premium contracts, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. On a current basis this charge is $5.00 per month in all policy years. On a guaranteed basis this charge is $10.00 per month in all policy years.

         The above charges are assessed against each contract by liquidating units.

(3)  ASSET CHARGES

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annual rate of .75%. On a current basis this rate will be .40% during the first through fourth policy years, .25% during the fifth through twentieth policy years, and .10% thereafter.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account. There were no death benefits paid in the current year.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account. There were no policy loans in the current year.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998.

                                                                                                               PERIOD
   Contract owners' equity represented by:                          UNITS        UNIT VALUE                    RETURN*
                                                                  ---------      ----------                    -------
      The BEST of AMERICA(R) America's FUTURE Life Series(SM):
         American Century VP - American
            Century VP Income & Growth                             42,170       $ 10.891732       $  459,304        9%
         American Century VP - American
            Century VP International                               31,340          9.768200          306,135       (2)%
         American Century VP - American
            Century VP Value                                       10,252          9.374321           96,106       (6)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                         742         11.144998            8,270       11%
         Dreyfus Stock Index Fund                                 547,841         11.030001        6,042,687       10%
         Dreyfus VIF -
            Capital Appreciation Portfolio                         27,277         11.025485          300,742       10%
         Fidelity VIP - Equity-Income Portfolio -
            Service Class                                             924          9.906965            9,154       (1)%
         Fidelity VIP - Growth Portfolio -
            Service Class                                         130,876         12.048634        1,576,877       20%
         Fidelity VIP - High Income Portfolio -
            Service Class                                         106,365          9.003329          957,639      (10)%
         Fidelity VIP - Overseas Portfolio -
            Service Class                                          70,301          9.508092          668,428       (5)%
         Fidelity VIP-II - Contrafund Portfolio -
            Service Class                                         112,018         11.338370        1,270,102       13%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class                              34,950         11.247664          393,106       12%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                        13,412          6.765184           90,735      (32)%
         Nationwide SAT - Balanced Fund                             8,085         10.009481           80,927        0%
         Nationwide SAT -
            Capital Appreciation Fund                              42,152         11.191056          471,725       12%
         Nationwide SAT - Global Equity Fund                          239         10.374941            2,480        4%
         Nationwide SAT - Government Bond Fund                     47,339         10.664112          504,828        7%
         Nationwide SAT - High Income Bond Fund                    14,446         10.049520          145,175        0%
         Nationwide SAT - Money Market Fund                       695,771         10.319833        7,180,241        3%
         Nationwide SAT - Multi Sector Bond Fund                   32,607          9.991296          325,786        0%
         Nationwide SAT -
            Select Advisers Mid Cap Fund                              259          9.821278            2,544       (2)%
         Nationwide SAT - Small Cap Value Fund                     68,511          8.580808          587,880      (14)%
         Nationwide SAT - Small Company Fund                       50,558          9.056852          457,896       (9)%
         Nationwide SAT - Strategic Value Fund                     31,219          9.086371          283,667       (9)%
         Nationwide SAT - Total Return Fund                        10,192         10.144232          103,390        1%


                                                                     (Continued)

         Neuberger & Berman AMT -
            Guardian Portfolio                                    128,350           9.338993        1,198,660       (7)%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio                               95,708          11.296584        1,081,173       13%
         Neuberger & Berman AMT -
            Partners Portfolio                                     25,973           9.337008          242,510       (7)%
         Oppenheimer VAF -
            Capital Appreciation Fund                              53,218           9.685930          515,466       (3)%
         Oppenheimer VAF - Growth Fund                             11,744          10.659314          125,183        7%
         Oppenheimer VAF -
            Growth & Income Fund                                   30,977           8.938847          276,899      (11)%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                        21,058           6.323175          133,153      (37)%
         Van Eck WIT -
            Worldwide Hard Assets Fund                             12,094           6.842178           82,749      (32)%
         Van Kampen American Capital LIT -
            Morgan Stanley Real Estate
            Securities Portfolio                                    1,612           8.928571           14,393      (11)%
         Warburg Pincus Trust -
            Growth & Income Portfolio                              46,093           9.941469          458,232       (1)%
         Warburg Pincus Trust -
            International Equity Portfolio                         25,320           8.895388          225,231      (11)%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                         24,245           9.065227          219,786       (9)%
                                                                 --------          ---------        ---------
                                                                                                 $ 26,899,259
                                                                                                 ============


* This investment option was not being utilized for the entire period. Accordingly, the period return was computed for such period as the investment option was utilized and does not include contract charges satisfied by surrendering units.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
January 29, 1999

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)


                                                                                             December 31,
                                         Assets                                          1998            1997
                                                                                         ----            ----
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                         $  904,946      $  796,919
    Equity securities                                                                     20,853          14,767
  Mortgage loans on real estate, net                                                     268,894         218,852
  Real estate, net                                                                         2,250           2,824
  Policy loans                                                                               332             215
  Short-term investments                                                                   2,277          18,968
                                                                                      ----------      ----------
                                                                                       1,199,552       1,052,545
                                                                                      ----------      ----------

Cash                                                                                           2           5,163
Accrued investment income                                                                 11,645          10,778
Deferred policy acquisition costs                                                         53,007          30,087
Other assets                                                                              41,542          15,624
Assets held in separate accounts                                                       1,533,690         891,101
                                                                                      ----------      ----------
                                                                                      $2,839,438      $2,005,298
                                                                                      ==========      ==========

                          Liabilities and Shareholder's Equity
Future policy benefits and claims                                                     $1,163,829      $  986,191
Other liabilities                                                                         25,933          29,426
Liabilities related to separate accounts                                               1,533,690         891,101
                                                                                      ----------      ----------
                                                                                       2,723,452       1,906,718
                                                                                      ----------      ----------

Commitments and contingencies (note 7 and 11)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares           2,640           2,640
  Additional paid-in capital                                                              52,960          52,960
  Retained earnings                                                                       50,331          35,812
  Accumulated other comprehensive income                                                  10,055           7,168
                                                                                      ----------      ----------
                                                                                         115,986          98,580
                                                                                      ----------      ----------
                                                                                      $2,839,438      $2,005,298
                                                                                      ==========      ==========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)


                                                                 Years ended December 31,
                                                            1998           1997          1996
                                                            ----           ----          ----
Revenues:
  Policy charges                                          $ 28,549      $ 11,244       $  6,656
  Life insurance premiums                                       63           363            246
  Net investment income                                     11,314        11,577         51,045
  Realized gains (losses) on investments                       696          (246)            (3)
  Other income                                               1,165         1,057             --
                                                          --------      --------       --------
                                                            41,787        23,995         57,944
                                                          --------      --------       --------
Benefits and expenses:
  Interest credited to policyholder account balances         4,881         3,948         34,711
  Other benefits and claims                                  1,586           433            813
  Amortization of deferred policy acquisition costs          4,348         1,402          7,380
  Other operating expenses                                   8,952         1,860          7,247
                                                          --------      --------       --------
                                                            19,767         7,643         50,151
                                                          --------      --------       --------

    Income before federal income tax expense                22,020        16,352          7,793

Federal income tax expense                                   7,501         5,749          2,707
                                                          --------      --------       --------

    Net income                                            $ 14,519      $ 10,603       $  5,086
                                                          ========      ========       ========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1998, 1997 and 1996
                                ($000's omitted)



                                                                                          Accumulated
                                                              Additional                      other           Total
                                                Common         paid-in        Retained    comprehensive    shareholder's
                                                 stock         capital        earnings       income           equity
                                                 -----         -------        --------       ------           ------
December 31, 1995                              $   2,640      $  52,960      $  20,123      $   4,454       $  80,177

Comprehensive income:
  Net income                                          --             --          5,086             --           5,086
  Net unrealized losses on securities
    available-for-sale arising during the             --             --             --         (1,226)         (1,226)
year
                                                                                                            ---------
  Total comprehensive income                                                                                    3,860
                                               ---------      ---------      ---------      ---------       ---------
December 31, 1996                                  2,640         52,960         25,209          3,228          84,037

Comprehensive income:
  Net income                                          --             --         10,603             --          10,603
  Net unrealized gains on securities
    available-for-sale arising during the             --             --             --          3,940           3,940
year
                                                                                                            ---------
  Total comprehensive income                                                                                   14,543
                                               ---------      ---------      ---------      ---------       ---------
December 31, 1997                                  2,640         52,960         35,812          7,168          98,580

Comprehensive income:
  Net income                                          --             --         14,519             --          14,519
  Net unrealized gains on securities
    available-for-sale arising during the             --             --             --          2,887           2,887
year
                                                                                                            ---------
  Total comprehensive income                                                                                   17,406
                                               ---------      ---------      ---------      ---------       ---------
December 31, 1998                              $   2,640      $  52,960      $  50,331      $  10,055       $ 115,986
                                               =========      =========      =========      =========       =========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)

                                                                                    Years ended December 31,
                                                                              1998            1997            1996
                                                                              ----            ----            ----
Cash flows from operating activities:
  Net income                                                               $  14,519       $  10,603       $   5,086
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                       4,881           3,948          34,711
      Capitalization of deferred policy acquisition costs                    (29,216)        (20,099)        (19,987)
      Amortization of deferred policy acquisition costs                        4,348           1,402           7,380
      Commission and expense allowances under coinsurance
        agreement with affiliate                                                  --              --          26,473
      Amortization and depreciation                                             (479)            250           1,721
      Realized (gains) losses on invested assets, net                           (696)            246               3
      Increase in accrued investment income                                     (867)         (1,589)           (725)
      (Increase) decrease in other assets                                    (25,919)         21,858         (32,539)
      Increase (decrease) in policy liabilities and funds withheld
        on coinsurance agreement with affiliate                              139,991         228,898          (7,101)
      (Decrease) increase in other liabilities                                (3,883)         (7,488)         23,198
                                                                           ---------       ---------       ---------
          Net cash provided by operating activities                          102,679         238,029          38,220
                                                                           ---------       ---------       ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                    117,228          95,366          73,966
  Proceeds from sale of securities available-for-sale                         17,403          30,431           2,480
  Proceeds from repayments of mortgage loans on real estate                   28,180          15,199          10,975
  Proceeds from sale of real estate                                              707              --              --
  Proceeds from repayments of policy loans                                        99              67              23
  Cost of securities available-for-sale acquired                            (242,516)       (267,899)       (179,671)
  Cost of mortgage loans on real estate acquired                             (78,180)        (84,736)        (57,395)
  Cost of real estate acquired                                                    (3)            (13)             --
  Policy loans issued                                                           (216)           (155)            (55)
  Short-term investments, net                                                 16,691         (18,476)          4,352
                                                                           ---------       ---------       ---------
          Net cash used in investing activities                             (140,607)       (230,216)       (145,325)
                                                                           ---------       ---------       ---------

Cash flows from financing activities:
  Increase in investment product and universal life insurance
    product account balances                                                  74,828           6,952         200,575
  Decrease in investment product and universal life insurance
    product account balances                                                 (42,061)        (13,898)        (89,174)
                                                                           ---------       ---------       ---------
          Net cash provided by (used in) financing activities                 32,767          (6,946)        111,401
                                                                           ---------       ---------       ---------

Net (decrease) increase in cash                                               (5,161)            867           4,296

Cash, beginning of year                                                        5,163           4,296              --
                                                                           ---------       ---------       ---------
Cash, end of year                                                          $       2       $   5,163       $   4,296
                                                                           =========       =========       =========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 1998, 1997 and 1996
                                ($000's omitted)

(1)      Organization and Description of Business

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (b)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (c)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (d)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         (e)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.1%, 5.1% and 5.6% for the years ended December 31, 1998, 1997 and 1996, respectively.


         (f)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (g)  Reinsurance Ceded

              Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)  Statements of Cash Flows

              The Company routinely invests its available cash balances in highly liquid, short-term investments with affiliated companies. See note 10. As such, the Company had no cash balance as of December 31, 1995.

         (i)  Recently Issued Accounting Pronouncements

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 12.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits. SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.

         (j)  Reclassification

         Certain items in the 1997 and 1996 financial statements have been reclassified to conform to the 1998 presentation.

(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                         Gross           Gross
                                                                        Amortized     unrealized       unrealized      Estimated
                                                                           cost          gains           losses        fair value
                                                                           ----          -----           ------        ----------
              December 31, 1998:
                Fixed maturity securities:
                  U.S. Treasury securities and obligations of U.S.
                    government corporations and agencies                $  15,577      $     232       $     (11)      $  15,798
                  Obligations of states and political subdivisions            332              1              --             333
                  Debt securities issued by foreign governments             4,015             23              --           4,038
                  Corporate securities                                    602,925         15,446            (358)        618,013
                  Mortgage-backed securities                              261,225          5,605             (66)        266,764
                                                                        ---------      ---------       ---------       ---------
                      Total fixed maturity securities                     884,074         21,307            (435)        904,946
                Equity securities                                          15,323          5,530              --          20,853
                                                                        ---------      ---------       ---------       ---------
                                                                        $ 899,397      $  26,837       $    (435)      $ 925,799
                                                                        =========      =========       =========       =========

              December 31, 1997:
                Fixed maturity securities:
                  U.S. Treasury securities and obligations of U.S.
                    government corporations and agencies                $   5,923      $     109       $     (27)      $   6,005
                  Obligations of states and political subdivisions            267              5              --             272
                  Debt securities issued by foreign governments             6,077             57              (1)          6,133
                  Corporate securities                                    482,478         10,964            (509)        492,933
                  Mortgage-backed securities                              285,224          6,458            (106)        291,576
                                                                        ---------      ---------       ---------       ---------
                      Total fixed maturity securities                     779,969         17,593            (643)        796,919
                Equity securities                                          11,704          3,063              --          14,767
                                                                        ---------      ---------       ---------       ---------
                                                                        $ 791,673      $  20,656       $    (643)      $ 811,686
                                                                        =========      =========       =========       =========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                 Amortized     Estimated
                                                                   cost       fair value
                                                                   ----       ----------
              Fixed maturity securities available-for-sale:
                Due in one year or less                          $121,769      $122,931
                Due after one year through five years             606,626       621,349
                Due after five years through ten years            126,215       130,402
                Due after ten years                                29,464        30,264
                                                                 --------      --------
                                                                 $884,074      $904,946
                                                                 ========      ========


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                     1998          1997
                                                                     ----          ----
              Gross unrealized gains                               $ 26,402       $ 20,013
              Adjustment to deferred policy acquisition costs       (10,933)        (8,985)
              Deferred federal income tax                            (5,414)        (3,860)
                                                                   --------       --------
                                                                   $ 10,055       $  7,168
                                                                   ========       ========

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:

                                                    1998           1997          1996
                                                    ----           ----          ----
              Securities available-for-sale:
                Fixed maturity securities         $  3,922      $  9,177       $ (8,764)
                Equity securities                    2,467         1,663            249
                                                  --------      --------       --------
                                                  $  6,389      $ 10,840       $ (8,515)
                                                  ========      ========       ========

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $17,403, $30,431 and $2,480, respectively. During
         1998, gross gains of $509 ($825 and $181 in 1997 and 1996, respectively) and gross losses of $0 ($1,124 and none in 1997 and 1996, respectively) were realized on those sales. See note 10.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $890 (none as of December 31, 1997). No valuation allowance has been recorded for these loans as of December 31, 1998. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $178 ($386 in 1997) and interest income recognized on those loans was $15 (none in
         1997), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                       1998       1997
                                                                       ----       ----
              Allowance, beginning of year                            $ 750      $ 934
                Reductions credited to operations                        --        (53)
                Direct write-downs charged against the allowance         --       (131)
                                                                      -----      -----
              Allowance, end of year                                  $ 750      $ 750
                                                                      =====      =====

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Real estate is presented at cost less accumulated depreciation of $105 as of December 31, 1998 ($153 as of December 31, 1997). There was a valuation allowance of $229 as of December 31, 1997.

         The Company has no investments which were non-income producing for the twelve month periods preceding December 31, 1998 and 1997.

         An analysis of investment income by investment type follows for the years ended December 31:

                                                           1998          1997        1996
                                                           ----          ----        ----
              Gross investment income:
                Securities available-for-sale:
                  Fixed maturity securities               $56,398      $53,491      $40,552
                  Equity securities                            --          375          598
                Mortgage loans on real estate              21,124       14,862        9,991
                Real estate                                   379          318          214
                Short-term investments                      1,361          899          507
                Other                                         178           90           57
                                                          -------      -------      -------
                    Total investment income                79,440       70,035       51,919
              Less:
                Investment expenses                         1,773        1,386          874
                Net investment income ceded (note 9)       66,353       57,072           --
                                                          -------      -------      -------
                    Net investment income                 $11,314      $11,577      $51,045
                                                          =======      =======      =======

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                1998         1997        1996
                                                                ----         ----        ----
              Fixed maturity securities available-for-sale      $ 509       $(299)      $ 181
              Mortgage loans on real estate                        --          53        (184)
              Real estate and other                               187          --          --
                                                                -----       -----       -----
                                                                $ 696       $(246)      $  (3)
                                                                =====       =====       =====

         Fixed maturity securities with an amortized cost of $3,562 and $3,383 as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(4)      Federal Income Tax

         The Company's current federal income tax liability was $1,522 and $806 as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1998 and 1997 are as follows:

                                                                    1998            1997
                                                                    ----            ----
              Deferred tax assets:
                Future policy benefits                             $ 16,670       $ 13,168
                Liabilities in Separate Accounts                     12,477          8,080
                Mortgage loans on real estate and real estate           263            336
                Other assets and other liabilities                       --             48
                                                                   --------       --------
                  Total gross deferred tax assets                    29,410         21,632
                                                                   --------       --------

              Deferred tax liabilities:
                Fixed maturity securities                             8,669          7,186
                Deferred policy acquisition costs                     8,103          6,159
                Equity securities                                     1,935          1,072
                Other                                                10,422          7,892
                                                                   --------       --------
                  Total gross deferred tax liabilities               29,129         22,309
                                                                   --------       --------
                                                                   $    281       $   (677)
                                                                   ========       ========

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. The Company has determined that valuation allowances are not necessary as of December 31, 1998, 1997 and 1996 based on its analysis of future deductible amounts.

         Federal income tax expense for the years ended December 31 was as follows:

                                                    1998           1997          1996
                                                    ----           ----          ----
              Currently payable                   $ 10,014       $  2,458      $  9,612
              Deferred tax (benefit) expense        (2,513)         3,291        (6,905)
                                                  --------       --------      --------
                                                  $  7,501       $  5,749      $  2,707
                                                  ========       ========      ========

         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                        1998                   1997                     1996
                                                              Amount           %      Amount           %       Amount           %
                                                              ------           -      ------           -       ------           -
              Computed (expected) tax expense                $ 7,707         35.0     $ 5,723        35.0     $ 2,728         35.0
              Tax exempt interest and dividends
                 received deduction                             (223)        (1.0)         --        (0.0)       (175)        (2.3)
              Other, net                                          17          0.1          26        (0.2)        154          2.0
                                                             -------       ------     -------      ------     -------       ------
                    Total (effective rate of each year)      $ 7,501         34.1     $ 5,749        35.2     $ 2,707         34.7
                                                             =======       ======     =======      ======     =======       ======


         Total federal income tax paid was $9,298, $9,566 and $2,335 during the years ended December 31, 1998, 1997 and 1996, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)      Comprehensive Income

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

                                                                            1998          1997           1996
                                                                            ----          ----           ----
              Unrealized gains (losses) on securities available-
                 for-sale arising during the period:
                 Gross                                                   $  6,898       $ 10,541       $ (8,334)
                 Adjustment to deferred policy acquisition costs           (1,947)        (4,778)         6,628
                 Related federal income tax (expense) benefit              (1,733)        (2,017)           362
                                                                         --------       --------       --------
                    Net                                                     3,218          3,746         (1,344)
                                                                         --------       --------       --------

              Reclassification adjustment for net (gains) losses on
                 securities available-for-sale realized during the
              period:
                 Gross                                                       (509)           299           (181)
                 Related federal income tax expense (benefit)                 178           (105)            63
                                                                         --------       --------       --------
                    Net                                                      (331)           194            118
                                                                         --------       --------       --------
              Total Other Comprehensive Income                           $  2,887       $  3,940       $ (1,226)
                                                                         ========       ========       ========

(6)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              Mortgage loans on real estate: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              Policy reserves on life insurance contracts: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal value because of the short-term nature of such commitments. See note 7.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                            1998                            1997
                                                                  -------------------------      --------------------------
                                                                  Carrying       Estimated        Carrying       Estimated
                                                                   amount        fair value        amount        fair value
                                                                   ------        ----------        ------        ----------
              Assets:
                Investments:
                  Securities available-for-sale:
                    Fixed maturity securities                    $  904,946      $  904,946      $  796,919      $  796,919
                    Equity securities                                20,853          20,853          14,767          14,767
                  Mortgage loans on real estate, net                268,894         276,387         218,852         229,881
                  Policy loans                                          332             332             215             215
                  Short-term investments                              2,277           2,277          18,968          18,968
                Cash                                                      2               2           5,163           5,163
                Assets held in separate accounts                  1,533,690       1,533,690         891,101         891,101

              Liabilities:
                Investment contracts                              1,153,930       1,113,584         980,263         950,105
                Policy reserves on life insurance contracts           9,899          10,517           5,928           6,076
                Liabilities related to separate accounts          1,533,690       1,501,255         891,101         868,056

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(7)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $9,500 extending into 1999 were outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 33% (29% in 1997) in any geographic area and no more than 6% (3% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998 36% (37% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed apartment building properties.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(8)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $235, $257 and $189, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $1,008 and $891, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $130, $94 and $78, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                           Pension Benefits           Postretirement Benefits
                                                                         1998            1997           1998             1997
                                                                         ----            ----           ----             ----
              Change in benefit obligation:
              Benefit obligation at beginning of year                $ 2,033,800     $ 1,847,800     $   237,900     $   200,700
              Service cost                                                87,600          77,300           9,800           7,000
              Interest cost                                              123,400         118,600          15,400          14,000
              Actuarial loss                                             123,200          60,000          15,600          24,400
              Plan curtailment in 1998/merger in 1997                   (107,200)          1,500              --              --
              Benefits paid                                              (75,800)        (71,400)         (8,600)         (8,200)
                                                                     -----------     -----------     -----------     -----------
              Benefit obligation at end of year                        2,185,000       2,033,800         270,100         237,900
                                                                     -----------     -----------     -----------     -----------

              Change in plan assets:
              Fair value of plan assets at beginning of year           2,212,900       1,947,900          69,200          63,000
              Actual return on plan assets                               300,700         328,100           5,000           3,600
              Employer contribution                                      104,100           7,200          12,100          10,600
              Plan merger                                                     --           1,100              --              --
              Benefits paid                                              (75,800)        (71,400)         (8,400)         (8,000)
                                                                     -----------     -----------     -----------     -----------
              Fair value of plan assets at end of year                 2,541,900       2,212,900          77,900          69,200
                                                                     -----------     -----------     -----------     -----------

              Funded status                                              356,900         179,100        (192,200)       (168,700)
              Unrecognized prior service cost                             31,500          34,700              --              --
              Unrecognized net (gains) losses                           (345,700)       (330,700)         16,000           1,600
              Unrecognized net (asset) obligation at transition          (11,000)         33,300           1,300           1,500
                                                                     -----------     -----------     -----------     -----------
              Prepaid (accrued) benefit cost                         $    31,700     $   (83,600)    $  (174,900)    $  (165,600)
                                                                     ===========     ===========     ===========     ===========

         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                  Pension Benefits    Postretirement Benefits
                                                                   1998       1997       1998        1997
                                                                   ----       ----       ----        ----
              Weighted average discount rate                       5.50%      6.00%      6.65%       6.70%
              Rate of increase in future compensation levels       3.75%      4.25%        --          --
              Assumed health care cost trend rate:
                    Initial rate                                     --         --      15.00%      12.13%
                    Ultimate rate                                    --         --       8.00%       6.12%
                    Uniform declining period                         --         --      15 Years    12 Years


         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

                                                                        1998             1997            1996
                                                                        ----             ----            ----
              Service cost (benefits earned during the period)        $  87,600       $  77,300       $  75,500
              Interest cost on projected benefit obligation             123,400         118,600         105,500
              Expected return on plan assets                           (159,000)       (139,000)       (116,100)
              Recognized gains                                           (3,800)             --              --
              Amortization of prior service cost                          3,200           3,200           3,200
              Amortization of unrecognized transition obligation          4,200           4,200           4,100
                                                                      ---------       ---------       ---------
                                                                      $  55,600       $  64,300       $  72,200
                                                                      =========       =========       =========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67,100 resulted (consisting of a $107,200 reduction in the projected benefit obligation, net of the write-off of the $40,100 remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

                  Basis for measurements, net periodic pension cost for the pension plan:

                                                                                        1998          1997          1996
                                                                                        ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:


                                                                                    1998           1997            1996
                                                                                    ----           ----            ----
             Service cost (benefits attributed to employee service
                during the year)                                                   $  9,800       $  7,000        $  6,500
             Interest cost on accumulated postretirement benefit obligation          15,400         14,000          13,700
             Actual return on plan assets                                            (5,000)        (3,600)         (4,300)
             Amortization of unrecognized transition obligation of affiliates           200            200             200
             Net amortization and deferral                                            1,200           (500)          1,800
                                                                                   --------       --------        --------
                                                                                    $21,600       $ 17,100        $ 17,900
                                                                                   ========       ========        ========

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:


                                                                                     1998          1997          1996
                                                                                     ----          ----          ----
             NPPBC:
               Discount rate                                                         6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                     6.00%         6.00%         6.00%
                   Uniform declining period                                          12 Years      12 Years      12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.


(9) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 1998, 1997 and 1996 was $70,135, $74,820 and $71,390, respectively. The statutory net (loss) income of the Company as reported to regulatory authorities for the years ended December 31, 1998, 1997 and 1996 was $(3,371), $7,446 and
         $670, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $7,013.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(10)     Transactions With Affiliates

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $430, $703 and $410, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $2,933, $2,564 and $2,682 in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $2,750 and $4,981 as of December 31, 1998 and 1997, respectively.

         Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. On December 31, 1997, the agreement was amended to a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the modified coinsurance agreement are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NLIC in 1998 are included in NLIC's results of operations for 1998 and include premiums of $241,503, net investment income of $66,353 and benefits, claims and other expenses of $296,659. In consideration for the initial inforce business reinsured, NLIC paid the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         During 1997, the Company sold fixed maturity securities available-for-sale at fair value of $27,253 to NLIC. The Company recognized a $693 gain on the transactions.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $2,277 and $18,968 as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying balance sheets.

(11)     Contingencies

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(12)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, and all realized gains and losses on investments in a Corporate and Other segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.


                                                 Variable            Fixed            Life            Corporate
                                                 Annuities         Annuities        Insurance         and Other           Total
                                                 ---------         ---------        ---------         ---------           -----
         1998:
         Net investment income (1)              $    (1,417)      $     6,792      $      4098       $     5,531       $    11,314
         Other operating revenue                     18,209             3,182            8,386                --            29,777

                                                -----------       -----------      -----------       -----------       -----------
            Total operating revenue (2)              16,792             9,974            8,794             5,531            41,091
                                                -----------       -----------      -----------       -----------       -----------
         Interest credited to policyholder
            account balances                             --             4,660              221                --             4,881
         Amortization of deferred policy
            acquisition costs                         3,466               508              374                --             4,348
         Other benefits and expenses                  4,442             2,087            4,009                --            10,538
                                                -----------       -----------      -----------       -----------       -----------
            Total expenses                            7,908             7,255            4,604                --            19,767
                                                -----------       -----------      -----------       -----------       -----------
         Operating income (loss) before
            federal income tax                        8,884             2,719            4,190             5,531            21,324

         Realized gains on investments                   --                --               --               696               696
                                                -----------       -----------      -----------       -----------       -----------
         Consolidated income before
            federal tax expense                 $     8,884       $     2,719      $     4,190       $     6,227       $    22,020
                                                ===========       ===========      ===========       ===========       ===========

         Assets as of year end                  $ 1,502,829       $ 1,162,040      $    92,482       $    82,087       $ 2,839,438
                                                ===========       ===========      ===========       ===========       ===========

         1997:
         Net investment income (1)              $      (873)      $     5,927      $       166       $     6,357       $    11,577
         Other operating revenue                     10,823             1,825               16                --            12,664
                                                -----------       -----------      -----------       -----------       -----------
            Total operating revenue (2)               9,950             7,752              182             6,357            24,241
                                                -----------       -----------      -----------       -----------       -----------
         Interest credited to policyholder
            account balances                             --             3,856               92                --             3,948
         Amortization of deferred policy
            acquisition costs                         1,035               347               20                --             1,402
         Other benefits and expenses                  1,648               347              298                --             2,293
                                                -----------       -----------      -----------       -----------       -----------
            Total expenses                            2,683             4,550              410                --             7,643
                                                -----------       -----------      -----------       -----------       -----------
         Operating income before federal
             income tax                               7,267             3,202             (228)            6,357            16,598
         Realized losses on investments                  --                --               --              (246)             (246)
                                                -----------       -----------      -----------       -----------       -----------
         Consolidated income before
            federal tax expense                 $     7,267       $     3,202      $      (228)      $     6,111       $    16,352
                                                ===========       ===========      ===========       ===========       ===========
         Assets as of year end                  $   925,021       $   989,116      $     2,228       $    88,933       $ 2,005,298
                                                ===========       ===========      ===========       ===========       ===========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


                                                 Variable            Fixed            Life            Corporate
                                                 Annuities         Annuities        Insurance         and Other           Total
                                                 ---------         ---------        ---------         ---------           -----
         1996:
         Net investment income (1)              $      (849)      $    50,197      $       149       $     1,548       $    51,045
         Other operating revenue                      5,440             1,445               16                 1             6,902
                                                -----------       -----------      -----------       -----------       -----------
            Total operating revenue (2)               4,591            51,642              165             1,549            57,947
                                                -----------       -----------      -----------       -----------       -----------
         Interest credited to policyholder
            account balances                             --            34,711               --                --            34,711
         Amortization of deferred policy
            acquisition costs                         1,473             5,888               19                --             7,380
         Benefits and expenses                        2,024             5,889              147                --             8,060
                                                -----------       -----------      -----------       -----------       -----------
            Total expenses                            3,497            46,488              166                --            50,151
                                                -----------       -----------      -----------       -----------       -----------
         Operating income before federal
             income tax                               1,094             5,154               (1)            1,549             7,796
         Realized losses on investments                  --                --               --                (3)               (3)
                                                -----------       -----------      -----------       -----------       -----------
         Consolidated income before
            federal tax expense                 $     1,094       $     5,154      $        (1)      $     1,546       $     7,793
                                                ===========       ===========      ===========       ===========       ===========

         Assets as of year end                  $   503,111       $   787,682      $     2,597       $    73,031       $ 1,366,421
                                                ===========       ===========      ===========       ===========       ===========


         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)      Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Form S-6 Post-Effective Amendment No. 2 comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 97 pages.

Representations and Undertakings.

The Signatures.

Independent Auditor's Consent

The following exhibits required by Forms N-8B-2 and S-6:

1.     Power of Attorney dated April 1, 1999.                 Attached hereto.

2.     Resolution of the Depositor's Board of Directors       Included with the Registration Statement on Form N-8B-2 for
       authorizing the establishment of the Registrant,       the Nationwide VL Separate Account-C (File No. 811-6137),
       adopted                                                and is hereby incorporated by reference.

3.     Distribution Contracts                                 Underwriting or Distribution of contracts between the
                                                              Registrant and Principal Underwriter - Filed previously in connection with Registration Statement (SEC File No.
                                                              33-86408) on November 14, 1994 and hereby incorporated by
                                                              reference.

4.     Form of Security                                       Filed previously in connection with this Registration
                                                              Statement (SEC File No. 333-43639) on April 20, 1998 and
                                                              hereby incorporated by reference.

5.     Articles of Incorporation of Depositor                 Included with the Registration Statement on Form N-8B-2 for the
                                                              Nationwide VL Separate Account-C (File No. 811-6137), and is
                                                              hereby incorporated by reference.

6.     Application form of Security                           Filed previously in connection with Registration Statement (SEC
                                                              File No. 333-43639) on January 2, 1998 and hereby
                                                              incorporated by reference.

7.     Opinion of Counsel
                                                              Filed previously in connection with Registration Statement (SEC
                                                              File No. 333-43639) on January 2, 1998 and hereby
                                                              incorporated by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the policy owners and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT



The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VL Separate Account-C:




We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the Prospectus.




                                                                        KPMG LLP

Columbus, Ohio
April 29, 1999

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Nationwide VL Separate Account-C, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24TH day of SEPTEMBER, 1999.

                                       NATIONWIDE VL SEPARATE ACCOUNT-C
                                       --------------------------------
                                               (Registrant)
(Seal)
Attest:                          NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                                 (Depositor)


GLEN W. SODEN                     By:          JOSEPH P. RATH
--------------------------           ------------------------------------------
Glen W. Soden                                  Joseph P. Rath
Assistant Secretary                  Vice President - Office of Product and
                                     Market Compliance


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 24TH day of SEPTEMBER, 1999.

              SIGNATURE                                 TITLE

LEWIS J. ALPHIN                                       Director
---------------------------------------
Lewis J. Alphin

A. I. BELL                                            Director
---------------------------------------
A. I. Bell

KENNETH D. DAVIS                                      Director
---------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                        Director
---------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                      Director
---------------------------------------
Willard J. Engel

FRED C. FINNEY                                        Director
---------------------------------------
Fred C. Finney

JOSEPH J. GASPER                            President and Chief Operating
---------------------------------------         Officer and Director
Joseph J. Gasper

DIMON R. MCFERSON                           Chairman and Chief Executive
---------------------------------------         Officer and Director
Dimon R. McFerson

DAVID O. MILLER                               Chairman of the Board and
---------------------------------------               Director
David O. Miller

YVONNE L. MONTGOMERY                                  Director
---------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                         Executive Vice President and Chief
---------------------------------------           Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                        Director
---------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                    Director
---------------------------------------
James F. Patterson

ARDEN L. SHISLER                                      Director                        By /s/ JOSEPH P. RATH
---------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                          Joseph P. Rath
                                                                                         Attorney-in-Fact
ROBERT L. STEWART                                     Director
---------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                       Director
---------------------------------------
Nancy C. Thomas